UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

2960 N. Meridian St.

Indianapolis, IN	46208
(Address of principal executive offices)	(Zip code)

William J. Murphy

Unified Fund Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	10/31

Date of reporting period:	04/30/2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Sound Mind Investing Funds

The Sound Mind Investing Fund

The Sound Mind Investing Managed Volatility Fund

Semi-Annual Report

April 30, 2008

(Unaudited)

Fund Advisor:

SMI Advisory Services, LLC

422 Washington Street

Columbus, IN 47201

Toll Free (877) SMI-FUND

Dear Fellow Shareholders,

“These are the times that try men’s souls.” Originally penned by Thomas Paine in the early days of the American Revolution, these words could also have been used to describe the U.S. stock market during the past six months. While the darkest fears have largely subsided by this writing (April 30), to say sentiment was bleak during the early months of 2008 would be an understatement.

The “credit crunch” was the unwelcome gift that kept on giving during early 2008, delivering new fallout seemingly each week. With each new report, economic expectations sank and the stock market took a fresh bruising. Lipper Inc. reported the average mutual fund lost -10.6% during the first quarter of 2008, making it the worst quarter for mutual funds since the latter stages of the last bear market (July-September 2002).

Overall returns for the six-month period covered by this report (November 2007–April 2008) are sobering enough, with The Sound Mind Investing Fund (SMIFX) returning -9.51% and the SMI Managed Volatility Fund (SMIVX) returning -11.28%. But even those numbers don’t tell the full story, buoyed as they are by the Funds’ returns of 6.99% and 4.33%, respectively, during April.*

On the morning of January 22, 2008, with stocks already down substantially from their late 2007 highs, U.S. markets were set to open dramatically lower when the Fed stepped in with its largest emergency rate cut in two decades. Fear was still in the air as the Dow opened down more than 450 points, but by day’s end the market had trimmed its losses to around 1%. It wasn’t obvious at the time, but in hindsight that fearsome day in January marked the point of maximum pessimism.

The markets went on to post a slightly lower low in mid-March, but sentiment measures suggest that for many investors the most difficult test of their investing willpower came during that day/week in mid-January. So how did you do? Did you manage to stick with your long-term plan, holding on when everything inside you was screaming “sell”?

If you struggled to stick with your long-term investing plan during this latest bout of intense stock market fear, the table below, courtesy of Hays Advisory.com, may help keep your emotions in check the next time around. It shows that the market (as measured by the S&P 500 Index) has been positive in 22 of the past 28 calendar years, despite suffering an average intra-year drop of 12.6%. In other words, it’s normal to expect a market correction of 10-12% to develop roughly once per year. Knowing that frequent corrections are a regular part of the market’s long-term march higher can help you resist the urge to do anything drastic when fear is in the air.

* The Standard & Poor’s 500® Index and Wilshire 5000 Index are benchmarks of the Fund. The Standard & Poor’s 500® Index and Wilshire 5000 Index had returns of 4.87% & 5.07%, respectively, for April 2008.

Managed Volatility Fund Update

We were a bit disappointed that the SMI Managed Volatility Fund didn’t fare better during this recent volatile period. An explanation of its performance is in order.

The hedging component of the SMI Managed Volatility Fund is composed of three “layers” which the Fund managers apply and remove based on distinct groups of indicators. These layers can be thought of as “fast, medium, and slow” in terms of how quickly they are applied at signs of market trouble. The fast and medium layers of hedging protection are based on various technical indicators, market moving averages, and so forth. The long-term layer is a rarely used “last line of defense,” added only when the probability of a full-fledged bear market appears to be high. This layer is specifically structured to take advantage of certain trends that normally accompany full-blown bear markets.

Here is an example of the bear market patterns this final hedging layer is designed to exploit. Excluding the market decline of recent months, during the prior 11 instances when the S&P 500 has fallen at least 15% from a former high, 10 times it has gone on to lose at least an additional 5%. The average additional loss during these 10 periods — beyond the initial 15% drop — was -17.0%. That’s a very significant loss. This pattern has held true for nearly half a century with only one exception (in 1998).

The recent market decline passed this -15% level in mid-January. Obviously the experience of the past 50 years indicated the probability of significant further losses from that point was quite high. Not surprisingly then, we added the final layer of hedges to protect against what has been the normal stock market pattern in that situation. However, having the odds significantly in one’s favor isn’t the same thing as guaranteeing a favorable outcome. Those additional protective measures may be handsomely rewarded the vast majority of the time, but that doesn’t mean they will add value every single time.

You’ve likely guessed “the rest of the story.” The market didn’t cooperate, giving us only the second instance in the past 12 that the S&P 500 declined at least 15% from a prior high but then failed to go on to further losses of at least 5%. As a result of being so heavily hedged at a time when the market did not experience significant further losses (as well as being whipsawed a bit as the market moved in a series of 1%+ daily moves through some key decision-making levels), SMIVX slightly lagged SMIFX and the market, albeit with less daily volatility, during a period when we would normally expect it to excel.

Realistically, we know our hedging models won’t work perfectly every time. But we remain confident that the underlying basis of the hedging strategy is sound, and that the Managed Volatility Fund will continue to accomplish its purpose — allowing investors to participate in the Upgrading strategy while significantly reducing the accompanying volatility.

Announcing the Compassion Challenge!

Both the SMI Fund and SMI Managed Volatility Fund have been blessed with market-beating returns over the lifetime of each fund. The SMI Fund has gained 10.25% annualized since its 12/2/2005 inception, compared to 5.94% for the Wilshire 5000 and 5.82% for the S&P 500. SMI Managed Volatility has gained 3.80% annualized since its 12/29/2006 inception, which compares favorably to the Wilshire 5000 at -0.04% and the S&P 500 at -0.20%. We’re very pleased with those results and hope you are as well. But simply helping you have more isn’t our ultimate goal. Our hope is that in having more, you’ll be able and willing to give more.

To that end, we’re excited to announce an opportunity for you to partner with us in giving. During this Compassion Challenge, we’re inviting you to consider sponsoring a child through Compassion International. Compassion is a Christian child advocacy ministry that releases children from spiritual, economic, social and physical poverty and enables them to become responsible, fulfilled Christian adults. Founded by the Rev. Everett Swanson in 1952, Compassion began providing Korean War orphans with food, shelter, education and health care, as well as Christian training. Today, Compassion helps more than 1 million children in 24 countries.

Here’s the exciting part: for each child sponsored by an SMI Fund investor during this challenge, SMI Advisory Services will match the investor’s generosity with an additional child sponsorship! Basically, it’s an opportunity to double your giving dollars — two children will end up being sponsored through your commitment to support just one. SMI Advisory Services will match sponsorships for up to 50 children (and will continue to sponsor them until they graduate out of the Compassion program, however many years in the future that may be). My wife and I have been Compassion sponsors for more than a decade and we can attest to the incredible impact your generosity can have on the life of a child in poverty.

For more details, visit www.smifund.com and click on the Compassion Challenge link. Please make sure to start your Compassion sponsorship through the SMI Fund webpage so we can accurately know how many sponsorships to match. We’re hoping the response will be huge and we can reach our goal of sponsoring 100 children together with the investors of the SMI Funds!

Sincerely,

Mark Biller

Senior Portfolio Manager

The Sound Mind Investing Funds

Past performance is no assurance of future results. The views expressed are those of the investment advisor as of April 30, 2008, and are not intended as a forecast or investment recommendations. The indices mentioned are not available for investment; however, an  individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of these indices.

Performance Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-764-3863.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The fund is distributed by Unified Financial Securities, Inc. Member FINRA.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Standard & Poor’s 500® Index and Wilshire 5000 Index are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Standard & Poor’s 500® Index and Wilshire 5000 Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in each Fund’s portfolio. The returns of the Indices are not reduced by any fees or operating expenses. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on December 2, 2005 (commencement of Fund operations) and held through April 30, 2008. The S&P 500 Index and Wilshire 5000 Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the indices; however, an individual can invest in ETF’s or other investment vehicles that attempt to tract the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on The Sound Mind Investing Fund and to obtain performance data current to the most recent month end, please call 1-877-764-3863. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money. Fund's prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund's prospectus by calling 1-877-764-3863.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

The chart above assumes an initial investment of $10,000 made on December 29, 2006 (commencement of Fund operations) and held through April 30, 2008. The S&P 500 Index and Wilshire 5000 Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the indices; however, an individual can invest in ETF’s or other investment vehicles that attempt to tract the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on The Sound Mind Investing Managed Volatility Fund and to obtain performance data current to the most recent month end, please call 1-877-764-3863. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money. Fund's prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund's prospectus by calling 1-877-764-3863.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings– (Unaudited)

1As a percentage of net assets.

The Sound Mind Investing Fund seeks long term capital appreciation. The Fund seeks to achieve its objective by investing in a diversified portfolio of at least 20 other investment companies using a “fund upgrading” strategy. The fund upgrading investment approach is a systematic investment approach that is based on the belief of the Fund’s advisor, SMI Advisory Services, LLC, that superior returns can be obtained by constantly monitoring the performance of a wide universe of mutual funds, and standing ready to move assets into the funds deemed by the advisor to be most attractive at the time of analysis.

1As a percentage of net assets.

Fund Holdings– (Unaudited) - continued

The Sound Mind Investing Managed Volatility Fund seeks to provide long term capital appreciation with less volatility than broad U.S. equity markets. The Fund seeks to achieve its objective by investing in a diversified portfolio of other equity mutual funds using a “fund upgrading” strategy. The Fund seeks to achieve lower volatility through asset allocation across appropriate asset classes (represented by the underlying equity mutual funds) and the use of derivative transactions to hedge the Fund’s exposure to volatility with respect to underlying funds or the equity markets generally. In connection with its hedging strategy, the Fund may invest in futures contracts and options on futures contracts and may engage in short sales.

Availability of Portfolio Schedule– (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses– (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Each Funds example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 through April 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the fee imposed on short-term redemptions. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Summary of Fund’s Expenses– (Unaudited) - continued

The Sound Mind Investing Fund	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period November 1, 2007 - April 30, 2008*
Actual	$1,000.00	$904.89	$5.72
Hypothetical **	$1,000.00	$1,018.86	$6.06

*Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).

** Assumes a 5% return before expenses.

The Sound Mind Investing Managed Volatility Fund	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period November 1, 2007 - April 30, 2008*
Actual *	$1,000.00	$887.15	$7.04
Hypothetical **	$1,000.00	$1,017.40	$7.52

*Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).

** Assumes a 5% return before expenses.

The Sound Mind Investing Funds
The Sound Mind Investing Fund
Schedule of Investments
April 30, 2008
(Unaudited)

Mutual Funds - 90.18%	Shares	Value

Mutual Funds Greater Than 1% of The Sound
Mind Investing Fund's Net Assets - 87.76%

Allianz NFJ International Value Fund - Institutional Class	393,381	$ 10,290,838
American Century Heritage Fund - Institutional Class	545,027	11,113,104
Aston Optimum Mid Cap Fund - Institutional Class	341,339	9,574,553
Bridgeway Aggressive Investors 2 Fund	372,326	7,331,096
CGM Focus Fund	213,093	11,609,327
Driehaus International Discovery Fund	212,927	8,297,765
Fidelity Independence Fund	368,942	10,186,483
Fidelity Leveraged Company Stock Fund	311,030	10,052,505
First Eagle U.S. Value Fund - Institutional Class	501,010	8,126,377
John Hancock Large Cap Equity Fund - Institutional Class	351,393	11,100,506
Harbor International Fund - Institutional Class	69,675	4,943,459
Hartford International Opportunities Fund - Y Class	550,994	9,680,971
Janus Adviser Forty Fund - Institutional Class	259,695	11,052,626
Janus Contrarian Fund	520,963	9,684,697
Janus Mid Cap Value Fund - Investor Class	221,995	4,974,905
Janus Orion Fund	955,130	12,273,415
Janus Overseas Fund	195,305	10,767,147
Janus Research Fund	310,114	9,244,513
Neuberger Berman Genesis - Institutional Class	252,050	12,131,162
Quaker Strategic Growth Fund - Institutional Class	406,405	11,172,070
Royce Premier Fund - Investor Class	325,565	5,902,498
Royce Value Fund - Institutional Class	456,443	5,080,206
T. Rowe Price Latin America Fund	58,591	3,329,144
Thornburg International Value Fund - Institutional Class	134,823	4,308,941
TIAA-CREF Institutional Growth & Income Fund - Institutional Class (b)	941,776	9,031,627

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $207,822,075)		221,259,935

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 2.42% (d)

Allianz NFJ Dividend Value Fund - Institutional Class	200	3,170
Allianz NFJ Small-Cap Value Fund - Institutional Class	162	5,047
Artisan Small Cap Value Fund - Investor Class	273	3,903
Artisan International Small Cap Fund - Investor Class	150	3,289
Artisan International Value Fund - Investor Class	136	3,347
BlackRock International Opportunities Portfolio - Institutional Class	100	4,053
Bridgeway Small Cap Growth Fund (a)	205	2,912
Bridgeway Small Cap Value Fund (a)	179	2,828
Columbia Small Cap Growth I Fund - Institutional Class	100	2,792
Dreyfus Premier International Small Cap Fund - Institutional Class	100	1,585
DWS Dreman Small Cap Value Fund - Institutional Class	85	2,825
Fairholme Fund	48,156	1,559,281
Fidelity Mid-Cap Stock Fund	100	2,752
Franklin Small Cap Value Fund - Advisor Class	100	4,178
Gabelli Asset Fund - AAA Class	44,297	2,084,188

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Mutual Funds - 90.18% - continued	Shares	Value

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 2.42% (d) - continued

Heartland Value Fund	100	$ 3,923
Janus Venture Fund	100	4,749
JPMorgan Small Cap Equity Fund - Class S	126	3,749
Keeley Small Cap Value Fund , Inc. - Institutional Class (a)	28,827	809,169
Longleaf Partners Small-Cap Fund	100	2,608
Nationwide Small Cap Fund - Institutional Class	150	2,207
Oberweis Micro-Cap Fund	175	2,062
Oppenheimer International Small Company Fund	100	2,303
Oppenheimer Small & Mid Cap Value Fund	100	3,486
Principal Investors Fund, Inc. - MidCap Blend Fund - Investor Class	116,914	1,586,522
T. Rowe Price Small-Cap Value Fund	100	3,541

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $6,270,883) (d)		6,110,469

TOTAL MUTUAL FUNDS (Cost $214,092,958)		227,370,404

Exchange-Traded Funds - 9.56%

Claymore/BNY BRIC ETF	60,955	3,227,567
Consumer Staples Select Sector SPDR Fund	286,505	7,996,355
Industrial Select Sector SPDR Fund	62,307	2,382,620
iShares Dow Jones U.S. Basic Materials Sector Index Fund	131,290	10,494,010

TOTAL EXCHANGE-TRADED FUNDS (Cost $23,728,724)		24,100,552

Money Market Securities - 0.42%
Fidelity Institutional Treasury Portfolio - Class I, 1.91% (c)	1,066,553	1,066,553

TOTAL MONEY MARKET SECURITIES (Cost $1,066,553)		1,066,553

TOTAL INVESTMENTS (Cost $238,888,235) - 100.16%		$ 252,537,509

Liabilities in excess of other assets - (0.16)%		(404,260)

TOTAL NET ASSETS - 100.00%		$ 252,133,249

(a) Non-income producing.
(b) A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.
(c) Variable rate securities; the money market rate shown represents the rate at April 30, 2008.
(d) Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager's opinion are at risk to close, so as to allow the Funds the flexibility to reinvest in these funds in the future.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Managed Volatility Fund
Schedule of Investments
April 30, 2008
(Unaudited)

Mutual Funds - 86.53%	Shares	Value

Mutual Funds Greater Than 1% of The Sound
Mind Investing Managed Volatility Fund's Net Assets - 86.10%

American Century Heritage Fund - Institutional Class	89,304	$ 1,820,914
Aston Montag & Caldwell Growth Fund	38,099	968,105
Aston Optimum Mid Cap Fund - Institutional Class	42,638	1,196,008
Bridgeway Aggressive Investors 2 Fund	53,433	1,052,092
CGM Focus Fund	34,665	1,888,560
Driehaus International Discovery Fund	38,160	1,487,096
Fidelity Leveraged Company Stock Fund	40,744	1,316,850
First Eagle U.S. Value Fund - Institutional Class	75,479	1,224,272
Gabelli Asset Fund - AAA Class	23,257	1,094,258
John Hancock Large Cap Equity Fund - Institutional Class	58,066	1,834,298
Hartford International Opportunities Fund	99,791	1,753,330
Janus Adviser Forty Fund - Institutional Class	45,428	1,933,397
Janus Contrarian Fund	78,426	1,457,932
Janus Orion Fund	154,709	1,988,006
Janus Overseas Fund	35,234	1,942,470
Janus Research Fund	56,387	1,680,907
Neuberger Berman Genesis - Institutional Class	40,485	1,948,560
Quaker Strategic Growth Fund - Institutional Class	48,813	1,341,883
Royce Value Fund - Institutional Class	134,543	1,497,464
Stratton Multi-Cap Fund	28,079	1,227,909
Thornburg International Value Fund - Institutional Class	49,999	1,597,974
TIAA-CREF Institutional Growth & Income Fund - Institutional Class	142,136	1,363,085

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND
MIND INVESTING MANAGED VOLATILITY FUND'S NET ASSETS (Cost $32,350,280)		33,615,370

Mutual Funds Less Than 1% of The Sound
Mind Investing Managed Volatility Fund's Net Assets - 0.43% (b)

Allianz NFJ International Value Fund - Institutional Class	5,549	145,172
BlackRock International Opportunities Portfolio - Institutional Class	100	4,053
Janus Venture Fund	100	4,749
Longleaf Partners Small-Cap Fund	100	2,608
Longleaf Partners Fund	144	4,558
Oakmark International Small Cap Fund - Institutional Class	165	2,422
Oppenheimer International Small Company Fund	100	2,303
Oppenheimer Small & Mid Cap Value Fund	100	3,486

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND
MIND INVESTING MANAGED VOLATILITY FUND'S NET ASSETS (Cost $171,702) (b)		169,351

TOTAL MUTUAL FUNDS (Cost $32,521,982)		33,784,721

Exchange-Traded Funds - 9.98%
Claymore/BNY BRIC ETF	28,485	1,508,281
Consumer Staples Select Sector SPDR Fund	29,305	817,903
iShares Dow Jones U.S. Basic Materials Sector Index Fund	19,640	1,569,825

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,671,217)		3,896,009

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Managed Volatility Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Money Market Securities - 1.85%	Shares	Value

Fidelity Institutional Treasury Portfolio - Class I, 1.91% (a)	723,728	$ 723,728

TOTAL MONEY MARKET SECURITIES (Cost $723,728)		723,728

TOTAL INVESTMENTS (Cost $36,916,927) - 98.36%		$ 38,404,458

Cash & other assets less liabilities - 1.64%		639,628

TOTAL NET ASSETS - 100.00%		$ 39,044,086

(a) Variable rate securities; the money market rate shown represents the rate at April 30, 2008.

(b) Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager's opinion are at risk to close, so as to allow the Funds the flexibility to reinvest in these funds in the future.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Managed Volatility Fund
Futures Contracts
April 30, 2008
(Unaudited)

	Number of	Underlying Face	Unrealized
	(Short)	Amount at	Appreciation
Short Futures Contracts	Contracts	Market Value	(Depreciation)

E-Mini MSCI EAFE Index Futures Contract June 2008 (a)	(35)	$ (3,746,575)	$ (176,535)
E-Mini S&P 500 Futures Contract June 2008 (b)	(103)	(7,137,900)	(285,462)
E- Mini Russell 2000 Mini Futures Contract June 2008 (c)	(83)	(5,955,250)	(215,670)

Total Short Futures Contracts			$ (677,667)

(a) Each E-Mini MSCI EAFE Index Futures contract has a multiplier of 50 shares.
(b) Each E-Mini S&P 500 Futures contract has a multiplier of 50 shares.
(c) Each E-Mini Russell 2000 Mini Futures contract has a multiplier of 100 shares.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
Statements of Assets and Liabilities
April 30, 2008
(Unaudited)
		The Sound Mind
	The Sound Mind	Investing Managed
Assets	Investing Fund	Volatility Fund
Investments in securities:
At cost	$ 238,888,235	$ 36,916,927
At value	$ 252,537,509	$ 38,404,458

Cash held at broker (a)	-	933,788
Receivable for Fund shares sold	156,482	42,800
Receivable for net variation margin on futures contracts	-	29,590
Interest receivable	1,856	2,482
Prepaid expenses	30,288	15,282
Total assets	252,726,135	39,428,400

Liabilities
Payable for investments purchased	250,000	312,500
Payable for Fund shares redeemed	33,420	12,390
Payable to Advisor (b)	201,278	28,572
Payable to administrator, fund accountant and transfer agent	60,323	5,670
Payable to custodian	16,745	8,836
Payable to trustees and officers	1,524	1,541
Other accrued expenses	29,596	14,805
Total liabilities	592,886	384,314

Net Assets	$ 252,133,249	$ 39,044,086

Net Assets consist of:
Paid in capital	$ 240,300,957	$ 39,061,839
Accumulated undistributed net investment income (loss)	693,724	58,760
Accumulated net realized gain (loss) from investment transactions	(2,510,706)	(886,377)
Net unrealized appreciation (depreciation) on:
Investment Securities	13,649,274	1,487,531
Futures Contracts	-	(677,667)

Net Assets	$ 252,133,249	$ 39,044,086

Shares outstanding (unlimited number of shares authorized)	21,970,169	3,773,848

Net Asset Value and offering price per share	$ 11.48	$ 10.35

Redemption price per share (c) (NAV * 98%)	$ 11.25	$ 10.14

(a) Cash used as collateral for futures contract transactions.
(b) See Note 3 in the Notes to the Financial Statements.
(c) The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 90 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
Statements of Operations
For the six months ended April 30, 2008
(Unaudited)
		The Sound Mind
	The Sound Mind	Investing Managed
	Investing Fund	Volatility Fund

Investment Income
Dividend income	$ 6,151,265	$ 743,915
Interest income	20,761	19,670
Total Investment Income	6,172,026	763,585

Expenses
Investment Advisor fee (b)	1,162,627	163,065
Administration expenses	84,651	11,428
Transfer agent expenses	71,549	23,026
Fund accounting expenses	33,190	11,169
Custodian expenses	29,208	11,894
Registration expenses	18,189	13,652
Printing expenses	17,395	1,980
Legal expenses	7,963	7,937
Insurance expenses	6,559	738
Auditing expenses	5,967	5,966
CCO expenses	2,735	2,730
Trustee expenses	2,733	2,726
Pricing expenses	2,267	1,787
Miscellaneous expenses	502	1,068
Total Expenses	1,445,535	259,166
Advisor fees waived (b)	-	(14,150)
Other expense reductions (a)	(41,140)	(6,151)
Net Expenses	1,404,395	238,865
Net Investment Income (Loss)	4,767,631	524,720

Realized & Unrealized Gain (Loss) on Investments
Capital gain dividends from investment companies	9,627,124	1,231,285
Net realized gain (loss) on:
Investment Securities	(11,472,981)	(1,695,026)
Futures Contracts	-	(432,797)
Change in unrealized appreciation (depreciation) on:
Investment Securities	(26,312,917)	(2,490,472)
Futures Contracts	-	(618,902)
Net realized and unrealized gain (loss) on investments	(28,158,774)	(4,005,912)
Net increase (decrease) in net assets resulting from operations	$ (23,391,143)	$ (3,481,192)

(a) Certain funds the Funds invest in rebate back a portion of the distribution fee charged.
(b) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
Statements of Changes In Net Assets
	The Sound Mind Investing Fund

	Six months ended	Year ended
	April 30, 2008	October
	(unaudited)	31, 2007
Increase in Net Assets due to:
Operations
Net investment income (loss)	$ 4,767,631	$ 742,638
Capital gain dividends from investment companies	9,627,124	6,603,263
Net realized gain (loss) on investment securities	(11,472,981)	13,753,214
Change in unrealized appreciation (depreciation) on investment securities	(26,312,917)	30,084,754
Net increase (decrease) in net assets resulting from operations	(23,391,143)	51,183,869

Distributions:
From net investment income	(4,073,907)	(1,380,644)
From net realized gain	(16,468,281)	-
Total distributions	(20,542,188)	(1,380,644)

Capital Share Transactions
Proceeds from Fund shares sold	54,589,165	82,080,920
Reinvestment of distributions	19,930,286	1,334,830
Amount paid for Fund shares repurchased	(25,880,566)	(51,976,869)
Proceeds from redemption fees collected (a)	16,497	35,332
Net increase in net assets resulting
from capital share transactions	48,655,382	31,474,213

Total Increase in Net Assets	4,722,051	81,277,438

Net Assets
Beginning of period	247,411,198	166,133,760

End of period	$ 252,133,249	$ 247,411,198

Accumulated undistributed net investment income
included in net assets at end of period	$ 693,724	$ -

Capital Share Transactions
Shares sold	4,748,666	6,818,318
Shares issued in reinvestment of distributions	1,662,242	117,814
Shares repurchased	(2,281,222)	(4,320,550)

Net increase from capital share transactions	4,129,686	2,615,582

(a) The Fund charges a 2% redemption fee on shares redeemed within 90 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
Statement of Changes In Net Assets

	The Sound Mind Investing Managed Volatility Fund

	Six months ended
	April 30, 2008	Period ended
	(unaudited)	October 31, 2007	(a)
Increase in Net Assets due to:
Operations
Net investment income (loss)	$ 524,720	$ (193,333)
Capital gain dividends from investment companies	1,231,285	41,507
Net realized gain (loss) on:
Investment Securities	(1,695,026)	422,390
Futures contracts	(432,797)	(453,736)
Change in unrealized appreciation (depreciation) on:
Investment Securities	(2,490,472)	3,978,003
Futures Contracts	(618,902)	(58,765)
Net increase (decrease) in net assets resulting from operations	(3,481,192)	3,736,066

Distributions
From net investment income	(465,962)	-

Capital Share Transactions
Proceeds from Fund shares sold	18,359,918	32,492,998
Reinvestment of distributions	456,147	-
Amount paid for Fund shares repurchased	(4,683,195)	(7,388,161)
Proceeds from redemption fees collected (b)	3,034	14,433
Net increase in net assets resulting
from capital share transactions	14,135,904	25,119,270

Total Increase in Net Assets	10,188,750	28,855,336

Net Assets
Beginning of period	28,855,336	-

End of period	$ 39,044,086	$ 28,855,336

Accumulated undistributed net investment income
included in net assets at end of period	$ 58,760	$ -

Capital Share Transactions
Shares sold	1,735,932	3,119,694
Shares issued in reinvestment of distributions	41,057	-
Shares repurchased	(438,420)	(684,415)

Net increase from capital share transactions	1,338,569	2,435,279

(a) For the period December 29, 2006 (the date the Fund commenced operations) through October 31, 2007.
(b) The Fund charges a 2% redemption fee on shares redeemed within 90 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
Financial Highlights
(For a share outstanding during the period)	The Sound Mind Investing Fund

	Six months
	ended	Year ended	Period Ended
	April 30, 2008 (Unaudited)	October 31, 2007	October 31, 2006(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 13.87	$ 10.91	$ 10.00

Income from investment operations:
Net investment income (loss) (b)	0.29	0.05	(0.05)
Net realized and unrealized gain	(1.56)	3.00	0.96
Total from investment operations	(1.27)	3.05	0.91

Less Distributions to Shareholders:
From net investment income	(1.12)	(0.09)	-(c)
Total distributions	(1.12)	(0.09)	-

Paid in capital from redemption fees (d)	-	-	-

Net asset value, end of period	$ 11.48	$ 13.87	$ 10.91

Total Return (e)	-9.51%(f)	28.13%	9.14%(f)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 252,133	$ 247,411	$ 166,134
Ratio of expenses to average net assets (g) (j)	1.24%(i)	1.25%(h)	1.43%(i)
Ratio of net investment income (loss) to
average net assets (b) (g)	4.10%(h) (i)	0.37%(h)	(0.82)% (i)
Portfolio turnover rate	49.21%	115.48%	177.47%

  (a) For the period December 2, 2005 (the date the Fund commenced operations) through October 31, 2006.

(b) Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c) Distributions to shareholders resulted in less than $0.005 per share. See Note 7 in the Notes to the Financial Statements.

 (d) Redemption fees resulted in less than $0.005 per share.

  (e) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(f) Not annualized.

(g) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(h) This ratio is presented net of the other expenses refunded by the underlying Funds in which the Fund invests.

(i) Annualized.

(j) This ratio does not include the effects of other expenses refunded by the underlying Funds in which the Fund invests. If these refunds had been included, the ratio of expenses to average net assets would have been 1.21%, 1.22%, and 1.43% for the periods ended April 30, 2008, October 31, 2007, and October 31, 2006, respectively.

 *See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
Financial Highlights
(For a share outstanding during the period)	The Sound Mind Investing Managed Volatility Fund

	Six months ended
	April 30, 2008		Period Ended
	(Unaudited)		October 31, 2007	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 11.85		$ 10.00

Income from investment operations:
Net investment income (loss) (b)	0.27		(0.08)
Net realized and unrealized gain	(1.60)		1.92
Total from investment operations	(1.33)		1.84

Less Distributions to Shareholders:
From net investment income	(0.17)		-
Total distributions	(0.17)		-

Paid in capital from redemption fees	-	(c)	0.01

Net asset value, end of period	$ 10.35		$ 11.85

Total Return (d)	-11.28%	(e)	18.50%	(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 39,044		$ 28,855
Ratio of expenses to average net assets (f) (g) (i)	1.50%		1.50%	(h)
Ratio of expenses to average net assets
before waiver and reimbursement (f) (g)	1.59%		1.92%
Ratio of net investment income to
average net assets (b) (f) (g)	3.21%		(1.12)%	(h)
Ratio of net investment income to
average net assets before waiver and reimbursement (b) (f) (g)	3.12%		(1.54)%
Portfolio turnover rate	43.36%		118.04%

(a) For the period December 29, 2006 (the date the Fund commenced operations) through October 31, 2007.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Redemption fees resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) These ratios exclude the impact of expenses of the underlying security holdings as represented in the
Schedule of Investments.
(g) Annualized.
(h) This ratio is presented net of the other expenses refunded by the underlying Funds in which the Fund invests.
(i) This ratio does not include the effects of other expenses refunded by the underlying Funds in which the Fund invests. If these refunds had been included, the ratio of expenses to average net assets would have been 1.46%
and 1.47% for the periods ended April 30, 2008, and October 31, 2007, respectively.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds

Notes to the Financial Statements

April 30, 2008

(Unaudited)

NOTE 1. ORGANIZATION

The Sound Mind Investing Fund (the “SMI Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on August 29, 2005. The Sound Mind Investing Managed Volatility Fund (the “Managed Volatility Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on November 13, 2006 (collectively with the SMI Fund, the “Funds” or each a “Fund”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Board. The SMI Fund commenced operations on December 2, 2005 and the Managed Volatility Fund commenced operations on December 29, 2006. The investment advisor to each Fund is SMI Advisory Services, LLC (the “Advisor”). The Funds invest solely in shares of other investment companies. The Sound Mind Investing Fund seeks to provide long-term capital appreciation. The Sound Mind Investing Managed Volatility Fund seeks to provide long-term capital appreciation with less volatility than broad U.S. equity markets.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Mutual funds are valued at the daily redemption value as reported by the underlying fund. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board.

Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing also is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. For example, an underlying fund in which a Fund invests may fail to calculate its NAV as of the NYSE close. Also, investments in derivatives, such as futures contracts and options on futures contracts, are more likely to trigger fair valuation than investments in other securities.

The Sound Mind Investing Funds

Notes to the Financial Statements - continued

April 30, 2008

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Futures Contracts – The Managed Volatility Fund may enter into futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss.

Short Sales– Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Federal Income Taxes – The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their net investment income and net realized capital gains. If the required amount of net investment income is not distributed, a Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Accounting for Uncertainty in Income Taxes – The Funds adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes effective June 29, 2007. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Funds’ net assets or results of operation.

As of and during the period ended April 30, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2004.

Fair Value Measurements – In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Funds do not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

The Sound Mind Investing Funds

Notes to the Financial Statements - continued

April 30, 2008

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions – The Funds typically distribute substantially all of their net investment income in the form of dividends and taxable capital gains to their shareholders at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in each Fund unless shareholders request cash distributions on their application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreements on behalf of each Fund (each an “Agreement”), manages each Fund’s investments. As compensation for its management services, each Fund is obligated to pay the Advisor a fee based on the Fund’s average daily net assets as follows:

For the six months ended April 30, 2008, the Advisor earned fees of $1,162,627 from the SMI Fund. For the six months ended April 30, 2008, the Advisor earned fees of $163,065 from the Managed Volatility Fund before the reimbursement described below. At April 30, 2008 $201,278 and $28,572 was owed to the Advisor from the SMI Fund and the Managed Volatility Fund, respectively.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary to maintain the Funds’ net operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as expenses incurred by other investment companies acquired by a Fund), at 1.50% of each Fund’s average daily net assets though February 28, 2009 for the SMI Fund and the Managed Volatility Fund. For the six months ended April 30, 2008, the Adviser did not waive any fees for the SMI Fund. For the six months ended April 30, 2008, the Advisor waived fees of $14,150 for the Managed Volatility Fund. Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which the particular expense was incurred; provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation. As of April 30, 2008, $14,150 for the Managed Volatility Fundmay be available for potential repayment by the Managed Volatility Fund to the Advisor no later than October 31, 2011.The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at October 31, 2007, were as follows:

The Sound Mind Investing Funds

Notes to the Financial Statements - continued

April 30, 2008

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (continued)

The Trust retains Unified Fund Services, Inc. (“Unified”), to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended April 30, 2008, Unified earned fees of $84,651 and $11,428 for administrative services provided to the SMI Fund and the Managed Volatility Fund, respectively. At April 30, 2008, $27,790 and $1,501 was owed to Unified from the SMI Fund and Managed Volatility Fund, respectively, for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of each Fund’s investments (the “Custodian”).

A Trustee of the Trust is a member of management of the Custodian. For the six months ended April 30, 2008, the Custodian earned fees of $29,208 and $11,894 for custody services provided to the SMI Fund and the Managed Volatility Fund, respectively. At April 30, 2008, the Custodian was owed $16,745 and $8,836 from the SMI Fund and Managed Volatility Fund, respectively, for custody services. The Custodian receives distribution fees from the underlying security holdings of the Funds and forwards these fees back to the appropriate Fund. The Funds use the fees received to reduce gross expenses of the Funds.

Huntington National Bank also acts as a broker to each of the Funds. For the six months ended April 30, 2008, Huntington National Bank earned commissions of $0 and $55 for the SMI Fund and the Managed Volatility Fund, respectively, for brokerage services.

The Trust retains Unified to act as each Fund’s transfer agent and to provide the Funds with fund accounting services. For the six months ended April 30, 2008, Unified earned fees of $38,775 from the SMI Fund for transfer agent services and $32,774 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the six months ended April 30, 2008, Unified earned fees of $8,139 from the Managed Volatility Fund for transfer agent services and $14,887 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. At April 30, 2008, Unified was owed $10,641 and $2,303 from the SMI Fund and Managed Volatility Fund, respectively, for transfer agent services. At April 30, 2008, the SMI Fund owed Unified $10,550 in reimbursement for out-of-pocket expenses and Unified owed the Managed Volatility Fund $1,386 in reimbursement for out-of-pocket expenses. For the six months ended April 30, 2008, Unified earned fees of $33,190 and $11,169 from the SMI Fund and the SMI Managed Volatility Fund, respectively, for fund accounting services. At April 30, 2008, Unified was owed $11,342 and $3,252 from the SMI Fund and the Managed Volatility Fund, respectively, for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of each Fund. There were no payments made to the Distributor by either Fund for the six months ended April 30, 2008. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc. A Trustee is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor.

The Sound Mind Investing Funds

Notes to the Financial Statements - continued

April 30, 2008

(Unaudited)

NOTE 4. INVESTMENTS

For the six months ended April 30, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of April 30, 2008, the net unrealized appreciation (depreciation) of investments for tax purposes, excluding futures contracts was as follows:

At April 30, 2008, the aggregate cost of securities for federal income tax purposes was $238,888,235 and $36,916,927 for the SMI Fund and the Managed Volatility Fund, respectively.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2008, National Financial Securities Corporation (“NFSC”), for the benefit of others, held 26.26% and 27.62% of the outstanding shares of the SMI Fund and the Managed Volatility Fund, respectively. Ameritrade, Inc. holds 26.94% of the outstanding shares of the Managed Volatility Fund. As a result, NFSC may be deemed to control each of the Funds, and Ameritrade may be deemed to control the Managed Volatility Fund.

The Sound Mind Investing Funds

Notes to the Financial Statements - continued

April 30, 2008

(Unaudited)

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

SMI Fund. On December 29, 2006, the SMI Fund paid an income distribution of $0.089 per share to shareholders of record on December 28, 2006.

On December 31, 2007, the Fund paid an income distribution of $0.2218 per share, a short-term capital gain distribution of $0.2735 per share and a long-term capital gain distribution of $0.6231 per share to shareholders of record on December 28, 2007.

The tax characterization of distributions for the year ended October 31, 2007 and the period ended October 31, 2006 was as follows:

As of October 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

As of October 31, 2007, the difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales in the amount of $61.

Managed Volatility Fund. There were no distributions made by the Managed Volatility Fund during the period December 29, 2006 (commencement of operations) to October 31, 2007.

On December 31, 2007, the Managed Volatility Fund paid an income distribution of $0.1747 per share to shareholders of record on December 31, 2007

As of October 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

As of October 31, 2007, the difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales in the amount of $8,564 and the mark-to-market on futures contracts in the amount of $58,765.

The Sound Mind Investing Funds

Notes to the Financial Statements - continued

April 30, 2008

(Unaudited)

NOTE 8. CAPITAL LOSS CARRYFORWARD

At October 31, 2007, the Managed Volatility Fund has available for federal tax purposes an unused capital loss carryforward of $40,040, which is available for offset against future taxable net capital gains. This loss carryforward expires on October 15, 2015. To the extent these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 764-3863 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (877) 764-3863 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice-President

William J. Murphy, Interim Treasurer and Chief Financial Officer

Heather A. Bonds, Secretary

Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR

SMI Advisory Services, LLC

422 Washington Street

Columbus, IN 47201

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Marathon Value Portfolio

Semi-Annual Report

April 30, 2008

(Unaudited)

Fund Advisor:

Spectrum Advisory Services Inc.

1050 Crown Point Parkway, Suite 750

Atlanta, GA 30338

(800) 788-6086

www.marathonvalue.com

April 30, 2008

Dear Shareholder:

I am pleased to report that Marathon Value Portfolio (“Marathon” or “the Fund”) lived up to its goal of providing a smoother ride than most equity funds during the turbulent six months reported herein. Still, I think the market and the Fund provided good buying opportunities. Indeed, as I promised in my last letter, I bought more shares in the Fund on three different occasions during this period.

The current stock market provides opportunities because so many of the participants have a time horizon that is much shorter than ours. It has been estimated that about half of the daily trading volume belongs to hedge funds which are notoriously quick on the triggers. Investors such as us can take advantage of the price opportunities so presented.

If you owned a business, you would not think it worth less because your sales declined year over year as a result of recession. You would quite likely view its prospects over a longer span based on its position in the market, its potential to generate cash and its ability to grow profitably. That is where my focus remains.

Once again, regulators failed miserably at their jobs. What we once called brokerage firms morphed into investment banks. While the SEC watched, these “banks” took on huge amounts of debt and held trillions of dollars in credit default swaps. After the Bear Stearns hedge funds failed last summer, the SEC, according to a Wall Street Journal article, wanted daily contact; yet they allowed the firm to retain $2.5 trillion in credit default swap contracts. It was the perceived danger to the financial system of these contracts that caused the Federal Reserve’s unprecedented financial commitment to rescue the firm. In a microcosm of why the government fails us so often, the regulators showed little financial insight or understanding. As I have written in previous letters, the federal government’s permanent bureaucracy is the only place in America in which failure is regularly rewarded. All of our shareholder letters are available on our website.

We remain a very small fund with the same regulations and burdens of larger funds. Only by attracting new shareholders will we have the ability to lower our expenses. That is why I need your help in spreading the word. Despite our necessarily higher expenses, we have served our shareholders well. As Marathon’s largest shareholder, I will work towards the end that we all may benefit from the profitability of America’s corporations.

Very truly yours,

Marc Heilweil

MANAGEMENT DISCUSSION

Over the last six-month period ending April 30, 2008, Marathon Value Portfolio returned -4.96%. Marathon’s annualized return since inception (March 28, 2000) is +8.13%. The comparable total returns for the S&P 500 Index benchmark are -9.64% and +0.64%, respectively. Since the Fund’s inception, the Fund’s cumulative return has been +88.23% versus the S&P 500 Index cumulative total return of +5.29%, for a total return differential of +82.94% for Marathon.

PERFORMANCE SUMMARY

	Calendar 2000*	Calendar 2001	Calendar 2002	Calendar 2003	Calendar 2004	Calendar 2005	Calendar 2006	Calendar 2007	Year-to-Date 2008 as of 04/30/08	Since Inception as of 04/30/08
Marathon Value Portfolio S&P 500 Index	16.06% 11.67%	4.70% -11.89%	-11.00% -22.10%	26.20% 28.68%	14.03% 10.88%	6.20% 4.91%	11.76% 15.79%	3.10% 5.49%	-1.14% -5.03%	88.23% 5.29%

Annualized Total Returns
For the Periods Ended April 30, 2008
	One Year Average	Three Year Average	Five Year Average	Since Inception
Marathon Value Portfolio S&P 500 Index	-2.48% -4.68%	8.00% 8.23%	11.07% 10.62%	8.13% 0.64%

The Total Gross Annual Expense ratio for the Fund is 1.25%.

* March 28, 2000 is the date Spectrum Advisory Services Inc. assumed management of Marathon. Returns for 2000 are from 03/28/00 through 12/31/00. Returns are not annualized, except where noted. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.marathonvalue.comor by calling 1-800-788-6086. The S&P 500 Index is unmanaged and returns for both the Index and the Fund include reinvested dividends and capital gains. It is not possible to invest directly in an Index, but one may invest in funds or ETFs that attempt to track the index.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund's Prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund's Prospectus by visiting www.marathonvalue.comor by calling 1-800-788-6086.

The chart above assumes an initial investment of $10,000 made on March 28, 2000 (commencement of Fund operations) and held through April 30, 2008. The Fund’s return represents past performance and does not guarantee future results. The line graph and performance table shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original purchase price.

The Fund’s investment objectives, risk, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and can be obtained by calling1-800-788-6086 or visiting www.marathonvalue.com. The prospectus should be read carefully before investing.

The S&P 500 Index is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Fund’s portfolio holdings may differ significantly from the securities held in the Index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

During the semi-annual period, our comment in the last shareholder letter that the stock market would respond to ramifications of the excessive expansion of credit proved to be on the mark. As a result, while Marathon did suffer a negative total return during the period, our significant avoidance of the areas of the market most impacted by the sub-prime meltdown enabled Marathon to outperform our S&P 500 Index benchmark by a wide margin in the period, as noted above. We also benefited from having a large number of relatively stable stocks in our portfolio.

This period produced the worst total return for the S&P 500 Index over any semi-annual period of the Fund in over five years, with five of the six months registering negative returns. The market segments hardest hit were financials and housing related industries, but retail and industrial sectors were also hit hard by fears of a recession. The four largest drags on Fund performance were all growing and very profitable companies, namely GE (down -20.6% in the period), Cisco (-22.4%), Avnet (-37.2%), and

Cardinal Health (-23.5%). We added to the Fund’s holding in Avnet, which we had trimmed in the prior period. We attributed the stock’s decline to the speed of its earlier run up and an excessive concern with a temporary industry imbalance in semiconductor inventory.

The energy sector had the most positive impact on performance during the period. Sasol (+11.4%), the Fund’s best contributor, is a South African energy company mostly involved in less conventional means of oil production. It was also helped by the appreciation of the dollar against the South African rand during the period. Noble (+6.3%) was the Fund’s second best contributor, and again benefited from strong pricing and earnings visibility in its contract drilling services. Despite persistent strength in the energy sector, we have concerns over possible excess capacity entering sectors of the field, as well as oil’s price spike along with many other commodity prices, and are underweighted in the sector.

Two other top performers were long-time holdings Becton, Dickinson (+7.1%) and IBM (+3.9%). Both companies are executing well, have exceeded analysts’ recent expectations, and benefited from the weakening dollar. Two more top contributors, Tyco International (+13.7%) and Tyco Electronics (+4.9%), came out of our analysis of Tyco before it split into three separate public companies, which showed the stock trading well below our sum-of-the-parts value estimate.

Other highlights of the period included taking advantage of the freeze-up in the credit markets to enhance the return on our cash holdings. We even bought a couple of rare tax-exempt holdings, since the interest rates at time of purchase of 6.3% and 9.1% exceeded alternative high quality, short-term investments. The issues carried triple-A and double-A credit ratings, respectively.

Fund Holdings- (unaudited)

1Based on net assets.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, such as the fee imposed on short-term redemptions; and (2) ongoing costs, consisting solely of management fees and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (November 1, 2007) and held for the entire period (through April 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Marathon Value Portfolio	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 – April 30, 2008
Actual	$1,000.00	$950.36	$6.06
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.27

*Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the  period, multiplied by 182/366 (to reflect the partial year period).

Marathon Value Portfolio
Schedule of Investments
April 30, 2008
(Unaudited)

Common Stocks - 81.73%	Shares	Value

Aerospace-Defense - 0.35%
Northrop Grumman Corp.	1,400	$ 102,998

Automobiles, Parts & Equipment - 0.80%
Toyota Motor Corp. (b)	2,300	233,450

Banking - 1.60%
Mitsubishi UFJ Financial Group, Inc. (MUFG) (b)	22,500	247,275
U.S. Bancorp	6,530	221,302
		468,577

Broadcasting & Cable - 1.46%
Liberty Global, Inc. - Class A (a)	6,000	212,340
Liberty Media Corp. - Entertainment Group Tracking Stock - Class A (a)	6,232	161,720
Saga Communications, Inc. - Class A (a)	9,300	51,150
		425,210

Computer Communications Equipment 1.45%
Cisco Systems, Inc. (a)	16,500	423,060

Construction Materials - 0.71%
Vulcan Materials Co.	3,000	206,460

Delivery and Freight Services - 2.50%
Arkansas Best Corp.	7,500	296,100
United Parcel Services, Inc. - Class B	6,000	434,460
		730,560

Diversified Financial Services - 1.04%
Moody's Corp.	5,400	199,584
Western Union Co.	4,500	103,500
		303,084

Electric Components & Equipment - 2.66%
SECOM Co., Ltd. (b)	2,800	259,344
Zebra Technologies Corp. - Class A (a)	14,075	517,256
		776,600

Electric Utilities - 1.12%
Korea Electric Power Corp. (KEPCO) (b)	15,400	253,022
NorthWestern Corp.	3,000	74,460
		327,482

Energy - 1.55%
Sasol Ltd. (b)	8,000	453,200

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 81.73% - continued	Shares	Value

Healthcare Distribution & Services - 4.39%
Cardinal Health, Inc.	7,500	$ 390,525
IMS Health, Inc.	10,627	263,018
Pharmaceutical Product Development, Inc. (PPD)	15,200	629,584
		1,283,127

Healthcare Equipment - 4.29%
Becton, Dickinson & Co.	5,500	491,700
Dionex Corp. (a)	4,200	328,524
Medtronic, Inc.	3,500	170,380
St. Jude Medical, Inc. (a)	6,000	262,680
		1,253,284

Household Furniture - 0.29%
Natuzzi S.p.A. (a) (b)	21,400	84,958

Household Products - 2.48%
Colgate-Palmolive Co.	2,500	176,750
Kimberly-Clark Corp.	5,600	358,344
Procter & Gamble Co.	2,827	189,550
		724,644

Industrial Conglomerates - 4.96%
3M Co.	4,700	361,430
Eaton Corp.	2,800	245,952
General Electric Co.	14,300	467,610
Leggett & Platt, Inc.	5,200	86,320
Tyco International, Ltd.	6,175	288,928
		1,450,240

Industrial Machinery - 1.94%
Illinois Tool Works, Inc.	7,200	376,488
Lincoln Electric Holdings, Inc.	2,500	190,750
		567,238

Insurance - 2.50%
AEGON N.V. (c)	23,000	366,620
Aon Corp.	8,000	363,120
		729,740

Integrated Oil & Gas - 1.36%
ConocoPhillips	4,600	396,290

Oil & Gas Equipment & Services - 2.76%
BJ Services Co.	6,600	186,582
Noble Corporation	11,000	619,080
		805,662

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 81.73% - continued	Shares	Value

Packaged Foods - 1.43%
Campbell Soup Co.	12,000	$ 417,600

Paper/Forest Products - 1.25%
Plum Creek Timber Co., Inc.	8,970	366,335

Perfumes, Cosmetics & Other Toilet Preparations - 0.95%
Elizabeth Arden, Inc. (a)	15,000	277,650

Pharmaceutical - 1.62%
Abbott Laboratories	7,000	369,250
Arena Pharmaceuticals, Inc. (a)	6,934	38,761
Bristol-Myers Squibb Co.	3,000	65,910
		473,921

Property & Casualty Insurance - 4.37%
Alleghany Corp. (a)	1,081	372,474
Berkshire Hathaway, Inc. - Class B (a)	130	579,410
Millea Holdings, Inc. (b)	7,750	327,026
		1,278,910

Publishing, Printing & Media - 1.10%
John Wiley & Sons, Inc. - Class A	7,000	322,350

Pumps & Pumping Equipment - 1.61%
Graco, Inc.	11,338	469,507

Radiotelephone Communications - 0.18%
SK Telecom Co., Ltd (b)	2,300	51,911

Real Estate - 2.00%
Alexander's, Inc. (a) (d)	500	178,150
Avatar Holdings, Inc. (a)	2,200	89,892
EastGroup Properties, Inc. (d)	2,800	133,588
Reading International, Inc. - Class A (a)	19,100	182,214
		583,844

Restaurants - 1.71%
McDonald's Corp.	8,400	500,472

Retail - General Merchandise Stores - 2.34%
Costco Wholesale Corp.	6,300	448,875
Family Dollar Stores, Inc.	11,000	235,400
		684,275

Retail - Specialty Stores - 1.51%
Chico's FAS, Inc. (a)	20,000	141,400
Circuit City Stores, Inc.	20,000	94,800
Office Depot, Inc. (a)	16,200	205,416
		441,616

Savings Institutions - 0.57%
First Niagara Financial Group, Inc.	11,500	165,945

Semiconductors & Related Devices - 2.05%
Linear Technology Corp.	10,500	367,080
Texas Instruments, Inc.	8,000	233,280
		600,360

Services - Consumer Credit Reporting, Collection Agencies - 0.61%
Equifax, Inc.	4,700	179,869

Services - Data and Transaction Processing - 2.70%
Automatic Data Processing, Inc.	6,700	296,140
Global Payments, Inc.	5,500	243,430
Total System Services, Inc.	10,500	249,900
		789,470

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 81.73% - continued	Shares	Value

Services - Staffing - 1.67%
CDI Corp.	8,800	$ 239,360
Robert Half International, Inc.	10,500	248,850
		488,210

Soft Drinks - 1.41%
The Coca-Cola Co.	7,000	412,090

Specialty Chemicals - 3.98%
Cabot Corp.	12,500	364,500
PPG Industries, Inc.	5,600	343,672
Valspar Corp.	20,700	454,986
		1,163,158

Systems Software & Computer Hardware - 3.64%
International Business Machines Corp. (IBM)	6,200	748,340
Microsoft Corp.	11,100	316,572
		1,064,912

Wholesale - Electronic Parts & Equipment - 3.30%
Avnet, Inc. (a)	14,000	366,660
Tyco Electronics Ltd.	16,000	598,560
		965,220

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 0.58%
Patterson Companies, Inc. (a)	5,000	171,000

Wholesale - Motor Vehicle Supplies & New Parts - 0.94%
Genuine Parts Co.	6,500	275,990

TOTAL COMMON STOCKS (Cost $17,241,616)		23,890,479

Preferred Stock - 0.96%

E. I. DuPont De Nemours & Co. $4.50	3,500	281,785

TOTAL PREFERRED STOCK (Cost $273,570)		281,785

Exchange-Traded Funds - 0.91%

UltraShort MSCI Emerging Markets ProShares	3,900	265,824

TOTAL EXCHANGE-TRADED FUNDS (Cost $330,816)		265,824

	Principal
Corporate Bonds - 3.05%	Amount

Ambac Financial Group, Inc., 5.950%, 12/05/2035	$ 600,000	345,788
Allegiance Telecom, Inc. Senior Notes, 12.875%, 05/15/2008 (a) (e)	125,000	-
CWABS, Inc., 5.890%, 10/25/2032 (f) (h)	70,624	2,183
CWABS, Inc., 3.560%, 04/25/2032 (f) (h)	100,815	92,467
IMPAC CMB Trust, 3.800%, 10/25/2033 (g) (h)	282,945	269,802
IMPAC CMB Trust, 3.730%, 9/25/2034 (g) (h)	207,175	181,159
Mississippi Chemical Corp., 7.250%, 11/15/2017 (a) (e)	125,000	-

TOTAL CORPORATE BONDS (Cost $1,190,618)		891,399

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
April 30, 2008
(Unaudited)
	Principal
Municpal Bonds - 5.30%	Amount	Value

California Health Facilities Financing Authority, 4.500%, 11/15/2045	$ 750,000	$ 750,000
Pennsylvania Housing Finance Agency, 4.490%, 07/01/2020	800,000	800,000

TOTAL MUNICIPAL BONDS (Cost $1,550,000)		1,550,000
	Shares
Money Market Securities - 7.91%

Fidelity Institutional Money Market Portfolio - Class I, 2.88% (i)	2,312,906	2,312,906

TOTAL MONEY MARKET SECURITIES (Cost $2,312,906)		2,312,906

TOTAL INVESTMENTS (Cost $22,899,526) - 99.86%		$ 29,192,393

Other assets less liabilities - 0.14%		40,596

TOTAL NET ASSETS - 100.00%		$ 29,232,989

(a) Non-income producing.
(b) American Depositary Receipt.
(c) New York Registry.
(d) Real Estate Investment Trust.
(e) In default, issuer filed Chapter 11 bankruptcy. This security is currently valued according to fair value procedures approved by the Trust.
(f) Asset-Backed Security.
(g) Collateralized mortgage obligation.
(h) Variable rate securities; the coupon rate shown represents the rate at April 30, 2008.
(i) Variable rate security; the rate shown represents the money market rate at April 30, 2008.

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Statement of Assets and Liabilities
April 30, 2008 (Unaudited)

Assets
Investments in securities
At cost	$ 22,899,526
At market value	29,192,393

Interest receivable	25,011
Dividends receivable	42,236
Receivable for Fund shares sold	3,000
Total assets	29,262,640

Liabilities
Accrued advisory fees (a)	29,183
Accrued trustee fees	468
Total liabilities	29,651

Net Assets	$ 29,232,989

Net Assets consist of:
Paid in capital	22,678,674
Accumulated undistributed net investment income	87,297
Accumulated net realized gain on investments	174,151
Net unrealized appreciation on investments	6,292,867

Net Assets	$ 29,232,989

Shares outstanding (unlimited number of shares authorized)	1,880,014

Net Asset Value
Offering and redemption price per share	$ 15.55

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Statement of Operations
For the six months ended April 30, 2008
(Unaudited)

Investment Income
Dividend income (net of withholding tax of $1,598)	$ 229,721
Interest income	130,076
Total Income	359,797

Expenses
Investment advisor fee	175,413
Trustee expenses	2,388
Total Expenses	177,801
Expenses waived by advisor (a)	(2,388)
Net operating expenses	175,413
Net Investment Income	184,384

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	91,519
Foreign currency transactions	91,603
Change in unrealized appreciation (depreciation)
on investment securities	(1,757,439)
Change in unrealized appreciation (depreciation)
on foreign currency transactions	(837)
Net realized and unrealized gain (loss) on investment securities
and foreign currency transactions	(1,575,154)
Net increase (decrease) in net assets resulting from operations	$ (1,390,770)

(a) See Note 3 to the Financial Statements

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Statements of Changes In Net Assets

	Six Months ended
	April 30, 2008	Year ended
Increase in Net Assets due to:	(Unaudited)	October 31, 2007
Operations
Net investment income (loss)	$ 184,384	$ 260,071
Net realized gain (loss) on investment securities and foreign currency transactions	183,122	536,246
Change in unrealized appreciation (depreciation) on investments
and foreign currency transactions	(1,758,276)	2,058,751
Net increase (decrease) in net assets resulting from operations	(1,390,770)	2,855,068
Distributions
From net investment income	(320,241)	(184,262)
From capital gains	(545,309)	(440,527)
Change in net assets from distributions	(865,550)	(624,789)
Capital Share Transactions
Proceeds from shares sold	3,832,786	2,773,882
Reinvestment of distributions	860,628	619,849
Amount paid for shares repurchased	(1,285,495)	(2,480,102)
Net increase (decrease) in net assets resulting
from share transactions	3,407,919	913,629
Total Increase in Net Assets	1,151,599	3,143,908

Net Assets
Beginning of period	28,081,390	24,937,482

End of period	$ 29,232,989	$ 28,081,390

Accumulated undistributed net investment income	$ 87,297	$ 223,154

Capital Share Transactions
Shares sold	244,834	170,502
Shares issued in reinvestment of distributions	55,453	39,182
Shares repurchased	(84,189)	(150,807)

Net increase (decrease) from capital share transactions	216,098	58,877
(a) Net investment income per share was based on average shares outstanding throughout the year.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) Not annualized.

(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Financial Highlights (For one share outstanding during the period)
	Six Months	Year	Year	Year	Year	Year
	ended	ended	ended	ended	ended	ended
	April 30, 2008	October	October	October	October	October
	(Unaudited)	31, 2007	31, 2006	31, 2005	31, 2004	31, 2003

Selected Per Share Data

Net asset value, beginning of period	$ 16.88	$ 15.54	$ 14.31	$ 13.09	$ 11.55	$ 9.65

Income from investment operations
Net investment income	0.09	0.16	0.11	0.10	0.09	0.09(a)
Net realized and unrealized gain (loss)	(0.93)	1.57	1.45	1.22	1.53	1.91
Total from investment operations	(0.84)	1.73	1.56	1.32	1.62	2.00

Less Distributions to shareholders:
From net investment income	(0.18)	(0.11)	(0.10)	(0.10)	(0.08)	(0.10)
From capital gains income	(0.31)	(0.28)	(0.23)
Total distributions	(0.49)	(0.39)	(0.33)	(0.10)	(0.08)	(0.10)

Net asset value, end of period	$ 15.55	$ 16.88	$ 15.54	$ 14.31	$ 13.09	$ 11.55

Total Return (b)	-4.96%(c)	11.30%	11.01%	10.11%	14.12%	20.88%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 29,233	$ 28,081	$ 24,937	$ 20,523	$ 16,819	$ 13,445
Ratio of expenses to average net assets
before waiver	1.27%(d)	1.26%	1.27%	1.27%	1.26%	1.27%
Ratio of expenses to average net assets	1.25%(d)	1.25%	1.25%	1.25%	1.25%	1.26%
Ratio of net investment income to
average net assets before waiver	1.29%(d)	0.95%	0.77%	0.73%	0.78%	0.86%
Ratio of net investment income to
average net assets	1.31%(d )	0.96%	0.79%	0.76%	0.79%	0.87%
Portfolio turnover rate	25.97%	25.12%	29.03%	38.04%	28.21%	46.03%

Marathon Value Portfolio

Notes to the Financial Statements

April 30, 2008

(Unaudited)

NOTE 1. ORGANIZATION

Marathon Value Portfolio (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). On January 3, 2003, the Fund acquired all of the assets and liabilities of the Marathon Value Portfolio, a series of the AmeriPrime Funds (the “Predecessor Fund”) in a tax-free reorganization. The Predecessor Fund commenced operations on March 12, 1998. The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment objective is to provide long-term capital appreciation in a well-diversified portfolio. Since March 28, 2000, the Fund’s advisor has been Spectrum Advisory Services, Inc. (“Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Pricing Committee of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances where the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Marathon Value Portfolio

Notes to the Financial Statements - continued

April 30, 2008

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Accounting for Uncertainty in Income Taxes - Effective November 1, 2007, the Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Foreign Currency – Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Marathon Value Portfolio

Notes to the Financial Statements - continued

April 30, 2008

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor has agreed to provide investment advisory services to the Fund, and to pay most operating expenses of the Fund, in return for a "universal fee." The Agreement states that the Fund, not the Advisor, is obligated to pay the following expenses:  brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of independent trustees and extraordinary or nonrecurring expenses.  The Agreement does not require the Advisor to pay indirect expenses incurred by the Fund, such as fees and expenses of other investment companies in which the Fund may invest. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Advisor pays the Fund’s expenses, except those specified above. For the six months ended April 30, 2008, the Advisor earned fees of $175,413 from the Fund. The Advisor has contractually agreed to waive and/or reimburse the Fund for certain fees and expenses, but only to the extent necessary to maintain the Fund’s total net annual operating expenses, except brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, any direct expenses such as expenses incurred by other investment companies in which the Fund may invest and 12b-1 fees and extraordinary expenses, at 1.25% of average daily net assets through February 28, 2009. For the six months ended April 30, 2008, the Advisor reimbursed independent trustee fees of $2,388. As of April 30, 2008, the Advisor was owed $29,183 for its advisory services.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. The Fund retains Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor during the six months ended April 30, 2008. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENT TRANSACTIONS

For the six months ended April 30, 2008, purchases and sales of investment securities, other than short-term investments were as follows:

Marathon Value Portfolio

Notes to the Financial Statements - continued

April 30, 2008

(Unaudited)

NOTE 4. INVESTMENT TRANSACTIONS - continued

As of April 30, 2008, the net unrealized appreciation of investments for tax purposes was as follows:

At April 30, 2008, the aggregate cost of securities for federal income tax purposes was $22,899,526.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2008, Charles Schwab & Co. held, in an omnibus account for the benefit of others, 71.67% of the Fund’s shares. As a result, Charles Schwab & Co. may be deemed to control the Fund. Marc S. Heilweil, President of the Adviser, owns 3.42% of the outstanding shares of the Fund. Mr. Heilweil may be deemed to be an affiliate of the Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

On December 27, 2006, the Fund paid an income distribution of $0.1149 per share, a long-term capital gain distribution of $0.2561 per share and a short-term capital gain distribution of $0.0186 per share to shareholders of record on December 26, 2006.

The tax character of distributions paid during the fiscal years 2007 and 2006 were as follows:

On December 17, 2007, the Fund paid an income distribution of $0.1817 per share or $320,241, a long-term capital gain distribution of $0.2867 per share or $505,301, and a short-term capital gain distribution of $0.0227 per share or $40,008 to shareholders of record on December 14, 2007.

Marathon Value Portfolio

Notes to the Financial Statements - continued

April 30, 2008

(Unaudited)

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS- continued

As of October 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Management Renewal

(Unaudited)

The continuation of the Management Agreement (“Agreement”) of the Fund with the Advisor was recommended by the Advisor Contract Renewal Committee of the Board (“Committee”) at an in person meeting of the Board of Trustees of the Trust (the “Board”) held on February 10 and 11, 2008.

The Chairman of the Board reported that on January 30, 2008, the Committee convened via teleconference to consider whether to recommend that the full Board approve the continuance of the Agreement between the Trust, on behalf of the Fund, and the Advisor.

The Committee noted that no changes were being proposed to the Fund’s Agreement. The Committee noted that the materials specifically provided to the Committee members included the following information: (i) executed copies of the Agreement and current expense cap side letter, (ii) a letter to the Advisor setting forth, and the Advisor’s response to, a detailed series of questions regarding, among other things, the Advisor’s services to the Fund, its profitability (if any) from managing the Fund and ideas for future growth for the Fund, (iii) a certification from the Advisor that it had adopted a compliance program that is reasonably designed to prevent violation of federal securities laws by the Fund, (iv) the Advisor’s Form ADV, (v) the Advisor’s compiled financial statements as of October 31, 2007, (vi) reports regarding the Fund’s performance for the past 1-, 3- and 5-year periods as of December 31, 2007 and comparisons of the same to the Fund’s benchmark(s) and peer group for the same periods, and (vii) reports comparing the Fund’s advisory fee and total expenses (after fee waivers and reimbursement by the Advisor) to its selected peer group – mutual funds with a Morningstar category of “Large Blend” and net assets of $25-$33 million. After discussing the materials, the Committee contacted the Advisor’s representatives. The Committee members noted that they had received and evaluated such information as they deemed necessary to make a determination regarding the continuance of the Agreement. They also noted that they had taken into account a number of factors that they believed, in light of the legal advice provided by legal counsel to the Trust and legal counsel to the Independent Trustees, and their own business judgment, to be relevant. They noted that this included information regarding the Advisor that had been provided to the Board throughout the year at regular meetings of the Board, as well as information that was specifically furnished to the Committee in connection with its review of the Fund’s management arrangements. As a result, the Committee noted as follows:

The Nature, Extent and Quality of Services – The Committee reviewed the responses from the Advisor as to the resources provided to the Fund, and considered the adequacy of such resources in light of the expected growth in the level of Fund assets, and whether the resources are sufficient to sustain positive performance, compliance and other needs. The Committee noted that the Advisor provides the services of its President as the Fund’s portfolio manager. It noted that the Advisor also provides various administrative staff, including traders and a compliance officer who monitors compliance matters on a regular basis. The Committee noted that the portfolio manager also manages a number of private accounts, and that the committee had sought and received assurances from the Advisor that the portfolio manager’s current work load allows sufficient time to devote to Fund matters. The Committee then noted that the Advisor was not proposing any changes to the level of services provided to the Fund. Based on the responses from the Advisor and its discussion with the representatives at the meeting, the Committee determined that the Advisor’s resources appear adequate.

          The Advisor reported there had been no compliance issues, changes to its compliance program or SEC staff examination during the most-recently completed year. The Committee noted that, other than settling an arbitration case with a former employee regarding a profit sharing claim, the Advisor reported no litigation or similar matters. The Committee then asked the Trust’s CCO to discuss the Advisor’s and the Fund’s compliance matters generally. The CCO informed the Committee that he had experienced some difficulties with the Advisor in updating its web site and adhering to the Fund’s Distributor’s policies and procedures, particularly with respect to advertisements. The Committee discussed the issue with the Advisor’s compliance officer, who assured the Committee of the Advisor’s commitment to compliance matters.

Fund Performance – The Committee then discussed the Fund’s performance with the portfolio manager and reviewed other materials provided with respect to such performance. It was reported that the Fund returned 3.10% for the year ended 12/31/07, compared to 5.49% for S&P 500 Index and 5.77% for the Russell 1000 Index. At the invitation of the Committee, the portfolio manager discussed the Fund’s performance and informed the Committee the Fund’s lower performance was mostly due to the fact that 2007 favored “growth” managers while the Advisor continues to adhere to “value” style for the Fund. He noted, for example, that the Advisor determined not to invest the Fund’s assets in Apple or Google due to high valuations, but that these two stocks together accounted for 30% of the S&P’s returns for the year. He also explained that that, although the Fund primarily focuses on domestic equity stocks, its 2007 performance also was hurt by a small allocation to foreign securities. He drew the Committee’s attention to the fact that, on a year-to-date basis, the Fund’s performance has improved and closed the gap with the S&P 500 Index.

Fee Rates and Profitability – It was reported that the Fund’s management fee of 1.25% is higher than its peer group average, but lower than the maximum for such peer group. It was also reported that Fund’s net expenses at 1.25% are lower than the peer group’s average of 1.43%. The Committee sought and received assurances from the portfolio manager that the Advisor would contractually agree to continue capping certain operating expenses of the Fund for an additional year. The Committee then reviewed the Advisor’s compiled financial statements, and noted that the firm appeared to be financially sound. The Committee then asked the representatives about the Advisor’s profitability from managing the Fund. The Advisor reported that it received approximately $162,196 for the year 2007, but that this amount did not constitute a profit because the entire amount was allocated to expenses, including for salaries of personnel providing services to the Fund. The portfolio manager informed the Committee that the Fund is still not profitable to the Advisor due to its small size. The Committee also noted that the Advisor does not enter into soft dollar arrangements with respect to the Fund’s brokerage commissions. It also noted that the Advisor does not receive any 12b-1 fees from the Fund.

Economies of Scale – In determining the reasonableness of the advisory fees, the Committee also considered whether economies of scale will be realized as the Fund grows larger, and the extent to which this is reflected in the advisory fees. The Committee noted that the Fund’s assets are still growing, and it did not appear that the Advisor has begun to realize significant economies of scale from managing the Fund. Further, the Committee noted that the Advisor has agreed to continue its expense cap agreement with the Fund.

The Committee then asked the Advisor’s representatives to discuss their ideas for growth the Fund’s assets. The portfolio manager informed the Committee that his firm plans to heavily market the Fund’s upcoming 10-year performance record to attract more investors into the Fund.

The Committee reviewed the foregoing with the Board, indicating that its members had determined that the Fund’s advisory fees (after waiver and reimbursement by the Fund’s Advisor) were reasonable, and that its members were unanimously recommending that the Board approve the Fund’s Management Agreement. After reviewing and discussing the materials and the Committee’s recommendation, the Board, including all of the Trustees who are not “interested persons” (within the meaning of the 1940 Act) of the Trust or the Advisor, determined that the Agreement was reasonable. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Agreement between the Trust and the Advisor is in the best interests of the Fund and its shareholders and voted to continue the Agreement for an additional one year term.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (800) 788-6086 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice-President

William J. Murphy, Interim Treasurer & Chief Financial Officer

Heather A. Bonds, Secretary

Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Spectrum Advisory Services Inc.

1050 Crown Point Parkway, Suite 750

Atlanta, GA 30338

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Becker Value Funds

Becker Value Equity Fund (NASDAQ: BVEFX)

Becker Small Cap Value Equity Fund (NASDAQ: BVESX)

Semi-Annual Report

April 30, 2008

(Unaudited)

Fund Advisor:

Becker Capital Management, Inc.

1211 SW Fifth Avenue

Suite 2185

Portland, OR 97204

Toll Free: (800) 551-3998

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-551-3998.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P 500 Index, Russell 2000 Index, and Russell 2000 Value Index are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices are widely recognized unmanaged indexes of equity prices and are representative of a broader market and range of securities than is found in a Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in ETF's or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-800-551-3998. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

The chart above assumes an initial investment of $10,000 made on January 3, 2005 (commencement of Fund operations) and held through April 30, 2008. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.  The Russell 2000 Index and the Russell 2000 Value Index are widely recognized unmanaged indexes of common stock prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-551-3998. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

The chart above assumes an initial investment of $10,000 made on November 4, 2003 (commencement of Fund operations) and held through April 30, 2008. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.The S&P 500 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-551-3998. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS– (Unaudited)

1As a percent of net assets.

2Companies with market capitalization less than $2 billion.

3Companies with market capitalizations greater than $2 billion.

The Becker Small Cap Value Equity Fund invests primarily in common and preferred stock of small-cap companies whose market prices do not reflect the true value of the companies in the opinion of the Fund’s advisor, Becker Capital Management, Inc. The Fund will generally select stocks of companies with market capitalizations that do not exceed $2.0 billion.

1As a percent of net assets.

2Companies with market capitalizations greater than $1.5 billion.

3Companies with market capitalization less than $1.5 billion.

The Becker Value Equity Fund invests primarily in common and preferred stock of large or medium-sized companies whose market prices do not reflect the true value of the companies in the opinion of the Fund’s advisor. The Fund will generally select stocks of companies with market capitalizations that exceed $1.5 billion.

AVAILABILITY OF PORTFOLIO SCHEDULE- (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT THE FUNDS' EXPENSES- (Unaudited)

As a shareholder of one of the Becker Value Funds, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning and held for six months from November 1, 2007 to April 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Becker Value Funds
Becker Small Cap Value Equity Fund
Schedule of Investments
April 30, 2008
(Unaudited)

Common Stocks - 93.24%	Shares	Value

Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products - 1.25%
CARBO Ceramics, Inc.	1,000	$ 47,530

Agriculture Chemicals - 0.96%
Scotts Miracle-Gro Co. - Class A	1,100	36,454

Air Transportation, Scheduled - 1.05%
SkyWest, Inc.	2,100	39,963

Apparel & Other Finished Products of Fabrics & Similar Materials - 1.27%
Carter's, Inc. (a)	3,400	48,076

Arrangement of Transportation of Freight & Cargo - 2.11%
Pacer International, Inc.	4,300	79,808

Computer Storage Devices - 2.34%
Dot Hill Systems Corp. (a)	35,200	88,704

Crude Petroleum & Natural Gas - 2.30%
Rosetta Resources, Inc. (a)	4,000	87,160

Deep Sea Foreign Transportation of Freight - 1.27%
StealthGas, Inc.	3,000	48,120

Electric Housewares & Fans - 1.03%
Helen of Troy Ltd. (a)	2,300	38,893

Fire, Marine & Casualty Insurance - 1.70%
CastlePoint Holdings, Ltd.	7,000	64,400

Hospital & Medical Service Plans - 1.16%
Centene Corp. (a)	2,400	44,088

Household Furniture - 0.73%
Tempur-Pedic International, Inc.	2,500	27,775

Lumber & Wood Products (No Furniture) - 1.82%
Louisiana-Pacific Corp.	6,000	69,060

Men's & Boy's Furnishings, Work Clothing, and Allied Garments - 1.56%
Phillips-Van Heusen Corp.	1,400	59,094

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Small Cap Value Equity Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 93.24% - continued	Shares	Value

Miscellaneous Manufacturing Industries - 1.58%
Shuffle Master, Inc. (a)	7,000	$ 34,370
WMS Industries, Inc. (a)	700	25,333
		59,703

Motor Vehicles & Passenger Car Bodies - 0.85%
Monaco Coach Corp.	5,068	32,080

National Commercial Banks - 2.98%
Midwest Banc Holdings, Inc.	5,900	60,652
TCF Financial Corp.	3,000	52,200
		112,852

Oil & Gas Field Machinery & Equipment - 1.88%
Newpark Resources, Inc. (a)	13,000	71,370

Ophthalmic Goods - 1.76%
The Cooper Companies, Inc.	1,900	66,500

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.18%
RPM International, Inc.	2,000	44,600

Perfumes, Cosmetics & Other Toilet Preparations - 3.23%
Physicians Formula Holdings, Inc. (a)	10,600	122,536

Pharmaceutical Preparations - 2.91%
Angiotech Pharmaceuticals, Inc. (a)	19,800	61,182
Noven Pharmaceuticals, Inc. (a)	5,400	49,140
		110,322

Radio & TV Broadcasting & Communications Equipment - 2.46%
Arris Group, Inc. (a)	11,500	93,150

Railroad Equipment - 1.20%
The Greenbrier Companies, Inc.	2,000	45,500

Real Estate - 1.20%
Meruelo Maddux Properties, Inc. (a)	18,100	45,612

Retail - Auto & Home Supply Stores - 0.72%
MarineMax, Inc. (a)	2,400	27,360

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Small Cap Value Equity Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 93.24% - continued	Shares	Value

Retail - Auto Dealers & Gasoline Stations - 1.83%
Group 1 Automotive, Inc.	2,600	$ 69,368

Retail - Drug and Proprietary Stores - 2.18%
BioScrip, Inc. (a)	15,000	82,500

Retail - Eating Places - 2.50%
Benihana, Inc. - Class A (a)	4,500	46,710
Jack in The Box, Inc. (a)	1,800	48,150
		94,860

Retail - Retail Stores - 1.77%
PetSmart, Inc.	3,000	67,140

Retail - Variety Stores - 1.64%
Fred's, Inc. - Class A	5,600	62,048

Retail - Women's Clothing Stores - 1.81%
The Wet Seal, Inc. - Class A (a)	19,800	68,706

Semiconductors & Related Devices - 2.12%
OmniVision Technologies, Inc. (a)	5,000	80,200

Services - Computer Integrated Systems Design - 1.65%
Mentor Graphics Corp. (a)	6,200	62,434

Services - Computer Programming, Data Processing, Etc. - 1.74%
Novatel Wireless, Inc. (a)	7,400	66,008

Services - Hospitals - 1.75%
RehabCare Group, Inc. (a)	3,900	66,300

Services - Management Services - 0.91%
CRM Holdings, Ltd. (a)	11,000	34,320

Services - Miscellaneous Amusement & Recreation - 1.19%
Boyd Gaming Corp.	2,400	45,000

Services - Miscellaneous Health & Allied Services - 1.93%
Healthways, Inc. (a)	2,000	73,060

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Small Cap Value Equity Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 93.24% - continued	Shares	Value

Services - Prepackaged Software - 6.56%
Cogent Communications Group, Inc. (a)	3,000	$ 63,030
Kenexa Corp. (a)	3,100	54,219
Lawson Software, Inc. (a)	7,800	62,322
Magma Design Automation, Inc. (a)	7,400	69,042
		248,613

State Commercial Banks - 2.37%
CVB Financial Corp.	4,000	45,920
UCBH Holdings, Inc.	6,000	43,680
		89,600

Telephone & Telegraph Apparatus - 5.88%
Adtran, Inc.	3,000	70,980
Intervoice, Inc. (a)	18,000	112,860
Westell Technologies, Inc. - Class A (a)	23,100	38,808
		222,648

Telephone Communications - 1.62%
Cbeyond, Inc. (a)	3,100	61,194

Trucking (No Local) - 1.22%
Con-way, Inc.	1,000	46,250

Water Transportation - 1.38%
Tidewater, Inc.	800	52,176

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 2.32%
Houston Wire & Cable Co.	4,700	87,937

Wholesale - Groceries & General Line - 1.31%
United Natural Foods, Inc. (a)	2,500	49,500

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies - 1.56%
Watsco, Inc.	1,300	58,981

*See accompanying notes which are an integral part of these financial statements.

Wholesale - Lumber & Other Construction Materials - 2.14%
Beacon Roofing Supply, Inc. (a)	7,600	80,940

Wholesale - Petroleum & Petroleum Products (No Bulk Stations) - 1.36%
World Fuel Services Corp.	2,100	51,576

TOTAL COMMON STOCKS (Cost $4,166,884)		3,532,069

Becker Value Funds
Becker Small Cap Value Equity Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

	Shares	Value

Real Estate Investment Trusts - 5.04%
Ashford Hospitality Trust	12,000	$ 69,480
Friedman, Billings, Ramsey Group, Inc. - Class A (a)	19,400	48,306
Redwood Trust, Inc.	2,200	73,238

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $322,245)		191,024

Money Market Securities - 2.63%
Huntington U.S. Treasury Money Market Fund, 0.63% (b)		99,731

TOTAL MONEY MARKET SECURITIES (Cost $99,731)		99,731

TOTAL INVESTMENTS (Cost $4,588,860) - 100.91%		$ 3,822,824

Liabilities in excess of other assets - (0.91)%		(34,556)

TOTAL NET ASSETS - 100.00%		$ 3,788,268
(a) Non-income producing.
(b) Variable Rate Security; the money market rate shown represents the rate at April 30, 2008.

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Value Equity Fund
Schedule of Investments
April 30, 2008
(Unaudited)

Common Stocks - 94.35%	Shares	Value

Abrasive Asbestos & Miscellaneous Nonmetallic Mineral Products - 1.39%
CARBO Ceramics, Inc.	18,000	$ 855,540

Agricultural Chemicals - 0.97%
The Scotts Miracle-Gro Co. - Class A	17,999	596,487

Air Courier Services - 1.55%
FedEx Corp.	10,000	958,700

Beverages - 2.23%
Constellation Brands, Inc. - Class A (a)	43,000	789,480
The Coca-Cola Co.	10,000	588,700
		1,378,180

Biological Products - 1.02%
Amgen, Inc. (a)	15,000	628,050

Bottled & Canned Soft Drinks & Carbonated Waters - 2.13%
Cadbury Schweppes plc (b)	28,500	1,313,850

Cable & Other Pay Television Services - 2.03%
Comcast Corp. - Class A	61,000	1,253,550

Crude Petroleum & Natural Gas - 4.90%
Pioneer Natural Resources Co.	28,000	1,616,440
Royal Dutch Shell plc (b)	17,500	1,405,425
		3,021,865

Drawing and Insulating Nonferrous Wire - 1.12%
Corning, Inc.	26,000	694,460

Drilling Oil & Gas Wells - 1.20%
Diamond Offshore Drilling, Inc.	2,900	363,689
Helmerich & Payne, Inc.	7,000	376,250
		739,939

Electronic & Other Electrical Equipment - 2.73%
General Electric Co.	51,500	1,684,050

Electronic Connectors - 2.54%

*See accompanying notes which are an integral part of these financial statements.

Tyco International, Ltd.	33,500	1,567,465
Becker Value Funds
Becker Value Equity Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 94.35% - continued	Shares	Value

Fats & Oils - 3.22%
Archer-Daniels-Midland Co.	27,000	$ 1,189,620
Bunge, Ltd.	7,000	798,630
		1,988,250

Fire, Marine & Casualty Insurance - 5.07%
The Allstate Corp.	24,000	1,208,640
The Chubb Corp.	24,000	1,271,280
Zenith National Insurance Corp.	17,500	649,950
		3,129,870

Grain Mill Products - 2.05%
General Mills, Inc.	21,000	1,268,400

Hotels & Motels - 1.61%
Starwood Hotels & Resorts Worldwide, Inc.	19,000	991,990

Insurance Agents, Brokers & Service - 2.26%
Marsh & McLennan Companies, Inc.	23,500	648,365
The Hartford Financial Services Group, Inc.	10,500	748,335
		1,396,700

Laboratory Analytical Instruments - 2.12%
Applera Corp. - Applied Biosystems Group	41,000	1,308,310

Malt Beverages - 0.89%
Molson Coors Brewing Co. - Class B	10,000	548,400

Miscellaneous Manufacturing Industries - 0.67%
International Game Technology	12,000	416,880

Motor Vehicles & Passenger Car Bodies - 2.16%
Honda Motor Co., Ltd. (b)	42,000	1,333,500

National Commercial Banks - 3.10%
TCF Financial Corp.	40,000	696,000
U.S. Bancorp	36,000	1,220,040
		1,916,040

Office Machines - 2.02%
Pitney Bowes, Inc.	34,500	1,245,795

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.94%
PPG Industries, Inc.	19,500	1,196,715

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Value Equity Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 94.35% - continued	Shares	Value

Paper Mills - 1.99%
International Paper Co.	47,000	$ 1,229,990

Petroleum Refining - 3.67%
Chevron Corp.	8,775	843,716
ConocoPhillips	16,500	1,421,475
		2,265,191

Pharmaceutical Preparations - 6.95%
Abbott Laboratories	28,000	1,477,000
Eli Lilly & Co.	30,000	1,444,200
Pfizer, Inc.	68,000	1,367,480
		4,288,680

Refuse Systems - 1.75%
Waste Management, Inc.	30,000	1,083,000

Retail - Grocery Stores - 2.21%
The Kroger Co.	50,000	1,362,500

Retail - Radio, TV & Consumer Electronics Stores - 1.39%
Best Buy Co., Inc.	20,000	860,400

Retail - Retail Stores - 0.91%
PetSmart, Inc.	25,000	559,500

Retail - Variety Stores - 2.92%
Costco Wholesale Corp.	3,300	235,125
Wal-Mart Stores, Inc.	27,000	1,565,460
		1,800,585

Retail - Women's Clothing Stores - 1.71%
Limited Brands, Inc.	57,000	1,055,640

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.97%
Raytheon Co.	19,000	1,215,430

Services - Business Services - 2.39%
Manpower, Inc.	22,000	1,476,860

Services - Prepackaged Software - 5.65%
Lawson Software, Inc. (a)	121,650	971,984
Microsoft Corp.	63,000	1,796,760
Synopsys, Inc. (a)	31,000	716,410
		3,485,154

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Value Equity Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 94.35% - continued	Shares	Value

Surgical & Medical Instruments & Apparatus - 3.80%
Becton, Dickinson & Co.	9,500	$ 849,300
Covidien Ltd.	32,000	1,494,080
		2,343,380

Telephone & Telegraph Apparatus - 1.53%
ADTRAN, Inc.	40,000	946,400

Trucking (No Local) - 0.90%
Con-way, Inc.	12,000	555,000

Water Transportation - 1.27%
Tidewater, Inc.	12,000	782,640

Wholesale - Electronic Parts & Equipment - 2.42%
Tyco Electronics Ltd.	39,850	1,490,788

TOTAL COMMON STOCKS (Cost $53,733,827)		58,234,124

Money Market Securities - 4.99%
Huntington U.S. Treasury Money Market Fund, 0.63% (c)	3,081,785	3,081,785

TOTAL MONEY MARKET SECURITIES (Cost $3,081,785)		3,081,785

TOTAL INVESTMENTS (Cost $56,815,612) - 99.34%		$ 61,315,909

Other assets less liabilities - 0.66%		406,934

TOTAL NET ASSETS - 100.00%		$ 61,722,843

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the money market rate shown represents the rate at April 30, 2008.

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Statements of Assets and Liabilities
April 30, 2008
(Unaudited)
	Becker Small Cap	Becker
	Value Equity	Value Equity
	Fund	Fund
Assets
Investment in securities:
At cost	$ 4,588,860	$ 56,815,612
At value	$ 3,822,824	$ 61,315,909

Receivable for investments sold	45,372	-
Receivable for Fund shares sold	-	504,927
Prepaid expenses	909	10,835
Dividends receivable	1,410	85,451
Interest receivable	35	1,674
Receivable due from Advisor (a)	4,585	-
Total assets	3,875,135	61,918,796

Liabilities
Payable for investments purchased	59,993	117,546
Payable to adminstrator, fund accountant & transfer agent	9,433	20,550
Payable to custodian	5,227	6,338
Trustee and officer fees accrued	295	1,356
Payable to Advisor (a)	-	34,064
Payable for Fund shares purchased	-	770
Other accrued expenses	11,919	15,329
Total liabilities	86,867	195,953

Net Assets	$ 3,788,268	$ 61,722,843

Net Assets consist of:
Paid in capital	$ 5,506,244	$ 56,564,993
Accumulated undistributed net investment income (loss)	(7,309)	171,201
Accumulated undistributed net realized gain from investment transactions	(944,631)	486,352
Net unrealized appreciation (depreciation) on investments	(766,036)	4,500,297

Net Assets	$ 3,788,268	$ 61,722,843

Shares outstanding (unlimited number of shares authorized)	510,013	4,597,680

Net asset value and offering price per share	$ 7.43	$ 13.42

Redemption price per share (b) (NAV * 99%)	$ 7.36	$ 13.29

(a) See Note 3 in the Notes to the Financial Statements.
(b) The redemption price per share reflects a redemption fee of 1.00% on shares redeemed within 30 calendar days of purchase.

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Statements of Operations
For the six months ended April 30, 2008
(Unaudited)	Becker Small Cap	Becker
	Value Equity	Value Equity
	Fund	Fund
Investment Income
Dividend income (Net of foreign withholding taxes of $0 and $5,952 respectively)	$ 30,651	$ 586,228
Interest income	645	23,535
Total Income	31,296	609,763

Expenses
Investment advisor fee (a)	26,849	323,755
Administration expenses	14,400	30,399
Transfer agent expenses	13,879	15,843
Fund accounting expenses	9,348	15,013
Registration expenses	15,892	10,137
Legal expenses	10,415	11,190
Custodian expenses	8,161	9,902
Audit expenses	1,536	2,077
Pricing expenses	3,276	3,638
CCO expenses	2,544	3,625
Trustee expenses	1,691	1,671
Insurance expense	467	6,008
Report printing expense	861	2,599
Miscellaneous expenses	64	182
Total Expenses	109,383	436,039
Reimbursed expenses and waived fees (a)	(82,534)	(135,785)
Net operating expenses	26,849	300,254
Net investment income	4,447	309,509

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities	(920,387)	486,469
Change in unrealized appreciation (depreciation)
on investment securities	(84,781)	(3,790,927)
Net realized and unrealized gain (loss) on investment securities	(1,005,168)	(3,304,458)
Net increase (decrease) in net assets resulting from operations	$ (1,000,721)	$ (2,994,949)

(a) See Note 3 in Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Statements of Changes In Net Assets
	Becker Small Cap Value
	Equity Fund
	Six Months
	ended	Year
	April 30, 2008	ended
	(Unaudited)	October 31, 2007
Operations
Net investment income	$ 4,447	$ 38,735
Net realized gain (loss) on investment securities	(920,387)	468,186
Change in unrealized appreciation (depreciation) on investment securities	(84,781)	(757,997)
Net increase (decrease) in net assets resulting from operations	(1,000,721)	(251,076)

Distributions
From net investment income	(48,257)	(2,234)
From net realized gain	(475,945)	(310,235)
Total distributions	(524,202)	(312,469)

Capital Share Transactions
Proceeds from shares sold	205,816	4,156,852
Reinvestment of distributions	523,329	312,469
Amount paid for shares repurchased	(1,339,701)	(1,902,170)
Net increase (decrease) in net assets resulting
from share transactions	(610,556)	2,567,151

Total Increase (Decrease) in Net Assets	(2,135,479)	2,003,606

Net Assets
Beginning of period	5,923,747	3,920,141

End of period	$ 3,788,268	$ 5,923,747

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$ (7,309)	$ (36,501

Capital Share Transactions
Shares sold	25,641	378,825
Shares issued in reinvestment of distributions	63,511	28,667
Shares repurchased	(165,713)	(179,377)

Net increase (decrease) from capital share transactions	(76,561)	228,115

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Statements of Changes In Net Assets
	Becker Value Equity Fund

	Six Months
	ended	Year
	April 30, 2008	ended
	(Unaudited)	October 31, 2007
Operations
Net investment income	$ 309,509	$ 703,955
Net realized gain on investment securities	486,469	3,921,846
Change in unrealized appreciation (depreciation) on investment securities	(3,790,927)	1,706,432
Net increase (decrease) in net assets resulting from operations	(2,994,949)	6,332,233

Distributions
From net investment income	(705,521)	(524,024)
From net realized gain	(3,921,727)	(1,711,608)
Total distributions	(4,627,248)	(2,235,632)

Capital Share Transactions
Proceeds from shares sold	7,595,293	19,089,994
Reinvestment of distributions	2,524,422	2,218,789
Amount paid for shares repurchased	(8,985,293)	(8,633,678)
Net increase in net assets resulting
from share transactions	1,134,422	12,675,105

Total Increase (Decrease) in Net Assets	(6,487,775)	16,771,706

Net Assets
Beginning of period	68,210,618	51,438,912

End of period	$ 61,722,843	$ 68,210,618

Accumulated undistributed net investment income
included in net assets at end of period	$ 171,201	$ 567,212

Capital Share Transactions
Shares sold	570,955	1,303,343
Shares issued in reinvestment of distributions	187,969	154,835
Shares repurchased	(657,931)	(584,757)

Net increase from capital share transactions	100,993	873,421

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Financial Highlights
(For a share outstanding throughout the period)

	Becker Small Cap Value Equity Fund
	Six months
	ended	Year	Year	Period
	April	ended	ended	ended
	30, 2008	October	October	October
	(Unaudited)	31, 2007	31, 2006	31, 2005 (a)

Selected Per Share Data
Net asset value, beginning of period	$ 10.10	$ 10.94	$ 9.80	$ 10.00
Income from investment operations:
Net investment income	(0.05)	0.07	0.02	0.01
Net realized and unrealized gains (losses)	(1.69)	(0.07)	1.35	(0.21)
Total income (loss) from investment operations	(1.74)	0.00	1.37	(0.20)

Less distributions:
From net investment income	(0.09)	(0.01)	(0.03)	-
From net realized gain	(0.84)	(0.83)	(0.20)	-
Total distributions	(0.93)	(0.84)	(0.23)	-

Paid in capital from redemption fees (b)	-	-	-	-

Net asset value, end of period	$ 7.43	$ 10.10	$ 10.94	$ 9.80

Total Return (c)	-18.17%(d)	-0.57%	14.19%	-2.00%(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 3,788	$ 5,924	$ 3,920	$ 2,321
Ratio of expenses to average net assets	1.20%(e)	1.20%	1.20%	1.20%(e)
Ratio of expenses to average net assets
before waiver & reimbursement	4.90%(e)	3.31%	5.36%	10.45%(e)
Ratio of net investment income to
average net assets	0.20%(e)	0.61%	0.13%	0.16%(e)
Ratio of net investment income to
average net assets before waiver & reimbursement	(3.50)% (e)	(1.50)%	(4.03)%	(9.09)% (e)
Portfolio turnover rate	42.95%	101.54%	63.41%	55.28%

(a) For the period January 3, 2005 (Commencement of Operations) to October 31, 2005.
(b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

(b)

Becker Value Funds
Financial Highlights
(For a share outstanding throughout the period)

	Becker Value Equity Fund
	Six months
	ended	Year	Year	Year	Period
	April	ended	ended	ended	ended
	30,2008	October	October	October	October
	(Unaudited)	31,2007	31,2006	31,2005	31,2004(a)

Selected Per Share Data
Net asset value, beginning of period	$ 15.17	$ 14.20	$ 12.59	$ 11.09	$ 10.00
Income from investment operations:
Net investment income	0.07	0.16	0.14	0.09	0.01
Net realized and unrealized gains (losses)	(0.76)	1.40	2.05	1.49	1.08
Total income (loss) from investment operations	(0.69)	1.56	2.19	1.58	1.09
Less Distributions to Shareholders:
From net investment income	(0.16)	(0.14)	(0.08)	(0.04)	-
From net realized gain	(0.90)	(0.45)	(0.50)	(0.04)	-
Total distributions	(1.06)	(0.59)	(0.58)	(0.08)	-

Paid in capital from redemption fees (b)	-	-	-	-	-

Net asset value, end of period	$ 13.42	$ 15.17	$ 14.20	$ 12.59	$ 11.09

Total Return (c)	-4.50%(d)	11.18%	17.91%	14.24%	10.90%(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 61,723	$ 68,211	$ 51,439	$ 34,871	$ 20,187
Ratio of expenses to average net assets	1.00%(e)	1.00%	1.00%	1.00%	1.20%(e)
Ratio of expenses to average net assets
before waiver & reimbursement	1.45%(e)	1.31%	1.43%	1.73%	2.83%(e)
Ratio of net investment income to
average net assets	1.03%(e)	1.14%	1.15%	0.75%	0.14%(e)
Ratio of net investment income to average
net assets before waiver & reimbursement	0.58%(e)	0.83%	0.72%	0.02%	(1.49)% (e)
Portfolio turnover rate	16.31%	38.95%	30.47%	35.46%	26.08%

(a) For the period November 3, 2003 (Commencement of Operations) to October 31, 2004.
(b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds

Notes to the Financial Statements

April 30, 2008

(Unaudited)

NOTE 1.	ORGANIZATION

Becker Value Equity Fund (“Value Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on June 9, 2003. The Becker Small Cap Value Equity Fund (“Small Cap Fund”) was organized as a diversified series of the Trust on December 13, 2004 (collectively with the Value Equity Fund, the “Funds” or each a “Fund”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of each separate series. Each Fund is one of a series of funds currently authorized by the Trustees. The Value Fund commenced operations on November 3, 2003, and the Small Cap Fund commenced operations on January 3, 2005. The investment objective of each Fund is to provide long-term capital appreciation to its shareholders. The investment advisor to the Funds is Becker Capital Management, Inc. (the “Advisor”).

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the company to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Becker Value Funds

Notes to the Financial Statements - continued

April 30, 2008

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes - The Funds make no provision for federal income tax. The Funds’ policy is to continue to qualify each year as “regulated investment companies” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of their taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of a Fund.

Accounting for Uncertainty in Income Taxes - The Funds adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes effective June 29, 2007. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Funds’ net assets or results of operation.

As of and during the period ended April 30, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2004.

Fair Value Measurements – In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Funds do not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

NOTE	3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreements, on behalf of each Fund (each an “Agreement”), the Advisor manages each Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, the Small Cap Fund and Value Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at

Becker Value Funds

Notes to the Financial Statements - continued

April 30, 2008

(Unaudited)

NOTE	3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

an annual rate of 1.20% and 1.00% of the average daily net assets of the Small Cap Fund and the Value Fund respectively.

For the six months ended April 30, 2008, the Advisor earned a fee of $26,849 from the Small Cap Fund and $323,755 from the Value Fund before the reimbursement described below.

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.20% of the Small Cap Fund’s average daily net assets and 1.00% of the Value Fund’s average daily net assets through February 29, 2009. For the six months ended April 30, 2008, the Advisor waived fees and reimbursed expenses of $82,534 for the Small Cap Fund and $135,785 for the Value Fund. As of April 30, 2008, the Advisor owed $4,585 to the Small Cap Fund and the Value Fund owed the Advisor $34,064.

Each waiver and/or reimbursement by the Advisor with respect to a Fund is subject to repayment by the fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that a Fund is able to make the repayment without exceeding the expense limitations described above. This agreement was effective November 1, 2006, for the Small Cap Fund. The Value Fund had such an agreement with the Advisor that was effective November 1, 2005.

The waived fees related to operating expenses subject to recovery at October 31, 2007 were as follows:

As of April 30, 2008, $82,534 for the Small Cap Fund and $135,785 for the Value Fund may be subject to potential repayment by the Funds to the Advisor through October 31, 2011.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage each Fund’s business affairs and provide each Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended April 30, 2008, Unified earned fees of $14,400 and $30,399 for administrative services provided to the Small Cap Fund and Value Fund, respectively. As of April 30, 2008, Unified was owed $4,150 and $12,562 from the Small Cap Fund and the Value Fund, respectively, for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”), and of Unified Financial Securities, Inc.    the principal distributor of the Funds. For the six months ended April 30, 2008, the Custodian earned fees of $8,161 and $9,902 from the Small Cap Fund and the Value Fund, respectively, for custody services provided to the Funds. At April 30, 2008, the Custodian was owed $5,227 and $6,338 by the Small Cap Fund and Value Fund, respectively, for custody services.

The Trust retains Unified to act as each Fund’s transfer agent and to provide fund accounting services. For the six months ended April 30, 2008, Unified earned fees of $8,365 for transfer agent services and $5,514 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services from the Small Cap Fund. For the six months ended April 30, 2008, Unified earned fees of $8,321 for transfer agent services and $7,522 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services from the Value Fund. As of April 30, 2008, the Small Cap Fund owed Unified $2,877 for transfer agent services in reimbursement of out-of-pocket expenses. As of April 30, 2008, the Value Fund owed Unified $2,030 for transfer agent services in reimbursement of out-of-pocket expenses. For the six months ended April 30, 2008, Unified earned fees of $9,348 and $15,013 from the Small Cap Fund and the Value Fund, respectively, for the accounting services. As of April 30, 2008, Unified was owed $2,406 and $5,958 from the Small Cap Fund and the Value Fund, respectively, for fund accounting services.

Becker Value Funds

Notes to the Financial Statements - continued

April 30, 2008

(Unaudited)

NOTE	3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made by the Funds to the Distributor during the six months ended April 30, 2008. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

The Funds invest in shares of Huntington Money Market Fund which is administered and advised by subsidiaries of Huntington Bancshares. Interest income of $24,180 was received from the Huntington Money Market Fund for the six months ended April 30, 2008.

NOTE 4.	INVESTMENTS

For the six months ended April 30, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

As of April 30, 2008, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

At April 30, 2008, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $4,588,860 for the Small Cap Fund and $56,815,612 for the Value Fund.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. As of April 30, 2008, Becker Capital Management, Inc., for the benefit of its respective customers, held 35.34% of the voting securities of the Small Cap Fund, and Commercial Properties, for the benefit of its customers, held 45.72% of the voting securities of the Value Fund. As a result Becker Capital Management, Inc., may be deemed to control the Small Cap Fund and Commercial Properties may be deemed to control the Value Fund.

Becker Value Funds

Notes to the Financial Statements - continued

April 30, 2008

(Unaudited)

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS

Small Cap Fund. On December 27, 2006, the Small Cap Fund paid an income distribution of $0.006 per share and short-term and long-term capital gain distributions totaling $0.8331 per share to shareholders of record on December 26, 2006.

The tax character of distributions paid for the fiscal years ended October 31, 2007 and 2006 were as follows:

On December 20, 2007, the Small Cap Fund paid an income distribution of $0.0852 per share or $48,257 and short-term and long-term capital gain distributions totaling $0.8403 per share or $475,945 to shareholders of record on December 19, 2007.

Value Fund. On December 27, 2006, the Value Fund paid an ordinary income dividend of $0.1367 per share and short-term and long-term capital gain dividends totaling $0.4465 per share to shareholders of record on December 26, 2006.

The tax character of distributions paid for the fiscal years ended October 31, 2007 and 2006 were as follows:

On December 20, 2007, the Value Fund paid an ordinary income dividend of $0.1629 per share or $705,521and short-term and long-term capital gain dividends totaling $0.9055 per share or $3,921,727 to shareholders of record on December 19, 2007.

As of October 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

As of October 31, 2007, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales in the amount of $24,236 for the Small Cap Fund and $15 for the Value Fund.

Becker Value Funds

Notes to the Financial Statements - continued

April 30, 2008

(Unaudited)

NOTE 8.	SUBSEQUENT EVENT

The Board of Trustees has determined to redeem all outstanding shares of Becker Small Cap Value Equity Fund (the “Fund”) and to cease operations of the Fund due to the Advisor’s decision that it is no longer economically viable to continue managing the Fund as a result of the Fund’s small asset size and increasing regulatory and operating costs borne by the Advisor. The Fund is no longer accepting purchase orders for its shares and it will close effective June 30, 2008. The Fund is no longer pursuing its investment objective. All holdings in the Fund’s portfolio are being liquidated, and the proceeds will be invested in money market instruments or held in cash. Any capital gains will be distributed as soon as practicable to shareholders and reinvested in additional Fund shares, unless shareholders have requested payment in cash.

RENEWAL OF MANAGEMENT AGREEMENT (Unaudited)

The continuation of the Management Agreements of The Becker Value Equity Fund (the “Value Fund”) and the Becker Small Cap Value Equity Fund (the “Small Cap Fund”; and together with the Value Fund, the “Funds”) with Becker Capital Management, Inc. (the “Advisor”) was recommended by the Advisor Contract Renewal Committee (the “Committee”) of the Board, and approved by the board including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreements (collectively, the Independent Trustees and each an “Independent Trustee”) at an in-person meeting held on August 20, 2007. Materials provided to the Committee included: (i) executed copies of each Fund’s management agreement and current expense cap side letter, (ii) a letter from the Administrator to the Advisor setting forth, and the Advisor’s response to, a detailed series of questions regarding, among other things, the Advisor’s services to the Funds, its profitability from managing the Funds and ideas for future growth for the Funds, (iii) a certification from the Advisor that it had adopted a compliance program that is reasonably designed to prevent violations of federal securities laws by the Funds, (iv) a summary of any recent SEC staff examination of the Funds or the Advisor, (v) the Advisor’s Form ADV Parts I and II and accompanying schedules, (vi) recent financial statements for the Advisor, (vii) reports regarding each Fund’s performance for the past three months, and 1, 3, and 5-years (or since inception) and comparisons of the same to the Fund’s benchmark(s) and peer group for the same periods, and (viii) reports comparing each Fund’s advisory fee and total expenses (after fee waivers and reimbursements) to each Fund’s peer group. The Committee also interviewed the Advisor’s compliance officer with respect to these and other issues.

The Committee noted that it had taken into account a number of factors that they believed to be relevant, in light of the legal advice provided by legal counsel to the Trust and legal counsel to the Independent Trustees and their own business judgment. The Committee noted that the Advisor manages approximately $23 billion in assets, and that the Value Fund and the Small Cap Fund had $66 million and $7.9 million in assets, respectively, as of June 30, 2007. The Committee reviewed the responses from the Advisor as to the resources provided to the Funds, and considered the adequacy of such resources in light of the expected growth in the levels of Fund assets, and whether the resources are sufficient to sustain positive performance, compliance and other needs. The Committee determined that the Advisor’s resources appear adequate, and specifically noted that the Advisor’s equity investment team, which is responsible for making investment recommendations for the Funds, has sufficient depth and industry experience to manage the Funds. The noted the Advisor also provides the support of various administrative staff, including the Advisor’s compliance officers who monitor the Funds’ portfolios on a regular basis. The Committee also noted the Advisor was not proposing any changes to the level of services provided to the Funds.

The Committee noted that, in addition to the Funds, the Advisor manages a private fund from which it receives a performance fee. As a result, the Committee sought assurances from the Advisor that trades were being allocated fairly among the Funds and the private fund, given the potential for conflict of interest in managing these entities. The Advisor advised the Committee that the private fund invests in options and futures contracts and, as a result, generally does not purchase the same securities as the Funds. The Committee noted that the Advisor had provided various compliance reports to the Board during the year and, based on those reports, the Committee noted the Funds’ investment policies were consistently complied with during the last year.

The Committee discussed each Fund’s performance and reviewed materials provided by the Advisor and the Administrator with respect to such performance. The Committee noted that the Administrator reported the Value Fund had returned 20.85% for the one year ended June 30, 2007. The Committee noted that during the same period the Fund had outperformed its benchmark, the S&P 500 Index, and only slightly underperformed its peer group of multi-cap value equity funds. The Committee also noted that the Administrator reported the Small Cap Fund returned 23.71% for the one year ended June 30, 2007. The Committee noted that for the same period, the Fund had outperformed its benchmarks, the Russell 2000 Index and Russell 2000 Value Index, and had also outperformed its peer group of small-cap value equity funds. The Administrator also reported that the Fund was ranked 7th in performance for its Morningstar category of “Small Cap Value” funds, based on total returns for the year ended June 30, 2007.

The Committee also considered the Advisor’s fee rates and profitability. The Advisor’s compliance officer confirmed that the Advisor contractually has agreed to cap certain operating expenses of the Funds through the end of the Funds’ current fiscal year in 2008, and that the Advisor will agree to extend the cap for an additional year. The Committee noted that expenses for both the Value Fund and Small Cap Fund were well below their peer group averages, after fee waivers and reimbursements. The Committee also noted that the Advisor had waived a substantial portion of its advisory fees for the Value Fund and had waived 100% of its fee from the Small Cap Fund, while reimbursing the Small Cap Fund for certain additional expenses.

The Committee reviewed the Advisor’s financial statements as of December 31, 2006 and noted the Funds’ combined assets constituted less than 1% of the Advisor’s total assets under management. They also noted that, although the Funds’ management agreements were not profitable to the Advisor, the Advisor had realized net profits from its aggregate operations. The Committee noted that the Advisor has entered into soft dollar arrangements pursuant to which a portion of the Funds’ brokerage commissions are directed to brokers and dealers who provide the Advisor with research services. The Funds’ commissions paid to these brokers amounted to less than 10% of its total brokerage commissions. The Committee also noted the Advisor does not receive any 12b-1 fees from the Funds.

In determining the reasonableness of the advisory fees, the Committee considered whether economies of scale will be realized as each Fund grows larger, and the extent to which this is reflected in the advisory fees. The Committee noted that the Advisor had reduced the Value Fund’s management fee from 1.20% to 1.00% last year. The Committee noted that each Fund’s total expense ratio is lower than its peer group average. It also noted that although each Fund’s assets are growing, it did not appear that the Advisor has begun to realize any significant economies of scale from managing the Funds. Further, the Board discussed the Advisor’s agreement to extend the expense caps currently in place. After reviewing all of the foregoing, the Committee determined that each Fund’s advisory fees, after waiver and reimbursement, were reasonable based on the quality of the advisory services provided to the Funds.

As a result of their considerations, the Committee recommended that the Board continue the management agreements between the Trust and Becker Capital Management, Inc. on behalf of the Becker Value Equity Fund and the Becker Small Cap Value Equity Fund, each a series of the Trust. After reviewing all the materials provided to them, the Board agreed with the Committee’s recommendation and renewed the management agreement for each Fund for an additional year.

PROXY VOTING  A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (800) 551-3998 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice-President

William J. Murphy, Interim Treasurer and Chief Financial Officer

Heather A. Bonds, Secretary

Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Becker Capital Management, Inc.

1211 SW Fifth Avenue, Suite 2185

Portland, OR 97204

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics.	NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of  May 5, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By

*___/s/ Anthony Ghoston ____________

Anthony Ghoston, President

Date	07/09/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*___/s/ Anthony Ghoston __________

Anthony Ghoston, President

Date	07/09/2008

By

*/s/ William J. Murphy

William J. Murphy, Interim Treasurer

Date	07/08/2008